UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity® Series Treasury Bill Index Fund

Annual Report
April 30, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Series Treasury Bill Index Fund	5.35%	2.11%	2.13%

A   From August 17, 2018
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Treasury Bill Index Fund, on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. 3-6 Month Treasury Bill Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.47% for the 12 months ending April 30, 2024, as measured by the Bloomberg U.S. Aggregate Bond Index. The period was marked by high levels of volatility. The index produced a negative return in each of the six months from May to October of 2023, as a strong labor market and robust consumer spending suggested to investors that the U.S. Federal Reserve may need to continue the series of interest rate hikes it started in March 2022 to combat persistent inflation. Since July, the Fed has held policy rates steady in a range of 5.25% to 5.5%. Market gains during the 12 months were largely confined to a powerful but short-lived rally in the final months of 2023. At its committee meeting in November, the Fed noted progress in its campaign against inflation, and then in December signaled to the market that, if disinflation trends held, it expected to begin cutting interest rates in 2024. The index gained 4.53% in November, its best month since the 1980s, and a further 3.83% in December. But the index then fell in three of the first four months of 2024, as disinflation stalled, and the anticipated timing of rate cuts was pushed out. Year to date, the Aggregate index has returned -3.28%. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets, including corporate bonds, asset-backed securities and commercial mortgage-backed securities, outpaced U.S. Treasurys.
Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:
For the fiscal year ending April 30, 2024, the fund gained 5.35%, versus the 5.36% result of the benchmark, the Bloomberg 3-6 Month Treasury Bill Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. Exposures include duration, key rate durations, and other factors. Treasury bills - short-term U.S. government debt instruments, with maturities of one year or less - posted strong gains through much of the past 12 months following a series of interest rate hikes from the U.S. Federal Reserve in 2022 and 2023. Yields on 3-6 month U.S. Treasurys topped 5%, attracting growing investor demand for the securities, even as the appetite for most other Treasury securities declined. For the 12 months overall, 3-6 month Treasury bills posted robust gains, while long-duration Treasury bonds suffered sizable declines.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2024 (Unaudited)
Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bills, yield at date of purchase 5.12% to 5.34% 8/1/24 to 10/24/24 (Cost $1,329,176,905)	1,353,680,000	1,328,885,690

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $177,106)	177,070	177,106

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,329,354,011)	1,329,062,796
NET OTHER ASSETS (LIABILITIES) - 0.3%	3,688,435
NET ASSETS - 100.0%	1,332,751,231

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	8,931,866	406,559,715	415,314,451	214,748	(24)	-	177,106	0.0%
Total	8,931,866	406,559,715	415,314,451	214,748	(24)	-	177,106

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	1,328,885,690	-	1,328,885,690	-

Money Market Funds	177,106	177,106	-	-
Total Investments in Securities:	1,329,062,796	177,106	1,328,885,690	-
Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,329,176,905)	$1,328,885,690
Fidelity Central Funds (cost $177,106)	177,106

Total Investment in Securities (cost $1,329,354,011)		$1,329,062,796
Receivable for investments sold		627,338,885
Receivable for fund shares sold		3,227,203
Distributions receivable from Fidelity Central Funds		19,112
Total assets		1,959,647,996
Liabilities
Payable for investments purchased	$617,687,783
Payable for fund shares redeemed	9,200,673
Distributions payable	265
Other payables and accrued expenses	8,044
Total liabilities		626,896,765
Net Assets		$1,332,751,231
Net Assets consist of:
Paid in capital		$1,342,453,776
Total accumulated earnings (loss)		(9,702,545)
Net Assets		$1,332,751,231
Net Asset Value, offering price and redemption price per share ($1,332,751,231 ÷ 134,177,889 shares)		$9.93
Statement of Operations
		Year ended April 30, 2024
Investment Income
Interest		$71,252,274
Income from Fidelity Central Funds		214,748
Total income		71,467,022
Expenses
Custodian fees and expenses	$14,007
Independent trustees' fees and expenses	4,199
Miscellaneous	53
Total expenses		18,259
Net Investment income (loss)		71,448,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,452,597)
Fidelity Central Funds	(24)
Total net realized gain (loss)		(1,452,621)
Change in net unrealized appreciation (depreciation) on investment securities		119,067
Net gain (loss)		(1,333,554)
Net increase (decrease) in net assets resulting from operations		$70,115,209
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,448,763	$36,960,621
Net realized gain (loss)	(1,452,621)	(5,793,880)
Change in net unrealized appreciation (depreciation)	119,067	372,355
Net increase (decrease) in net assets resulting from operations	70,115,209	31,539,096
Distributions to shareholders	(71,450,036)	(36,902,734)

Share transactions
Proceeds from sales of shares	466,329,602	687,602,491
Reinvestment of distributions	71,441,609	36,339,394
Cost of shares redeemed	(501,809,639)	(799,464,253)

Net increase (decrease) in net assets resulting from share transactions	35,961,572	(75,522,368)
Total increase (decrease) in net assets	34,626,745	(80,886,006)

Net Assets
Beginning of period	1,298,124,486	1,379,010,492
End of period	$1,332,751,231	$1,298,124,486

Other Information
Shares
Sold	46,926,077	69,090,565
Issued in reinvestment of distributions	7,190,848	3,651,949
Redeemed	(50,513,721)	(80,193,769)
Net increase (decrease)	3,603,204	(7,451,255)

Financial Highlights
Fidelity® Series Treasury Bill Index Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.99	$10.00	$10.03	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.529	.327	.010	.011	.169
Net realized and unrealized gain (loss)	(.010)	(.054)	(.005)	.002	.062
Total from investment operations	.519	.273	.005	.013	.231
Distributions from net investment income	(.529)	(.323)	(.014)	(.012)	(.175)
Distributions from net realized gain	-	-	(.001)	(.031)	(.006)
Total distributions	(.529)	(.323)	(.015)	(.043)	(.181)
Net asset value, end of period	$9.93	$9.94	$9.99	$10.00	$10.03
Total Return C	5.35%	2.78%	.05%	.13%	2.34%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	5.32%	3.28%	.10%	.11%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$1,332,751	$1,298,124	$1,379,010	$3,446,278	$2,211,901
Portfolio turnover rate G	- %	-%	-%	-%	-%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Series Treasury Bill Index Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$294
Gross unrealized depreciation	(291,508)
Net unrealized appreciation (depreciation)	$(291,214)
Tax Cost	$1,329,354,010

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(9,257,786)
Net unrealized appreciation (depreciation) on securities and other investments	$(291,214)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(9,257,786)
Total capital loss carryforward	$(9,257,786)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$71,450,036	$ 36,902,734
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
7. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and the Shareholders of Fidelity Series Treasury Bill Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Treasury Bill Index Fund (the "Fund"), a fund of Fidelity Hereford Street Trust, including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series Treasury Bill Index Fund	-%-D
Actual		$ 1,000	$ 1,026.90	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 99.75% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $71,449,870 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Series Treasury Bill Index Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.78	94.38
Withheld	20,121,891,677.96	5.62
TOTAL	358,061,387,980.74	100.00
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.13	94.19
Withheld	20,799,631,375.61	5.81
TOTAL	358,061,387,980.74	100.00
Christine J. Thompson
Affirmative	337,756,507,971.92	94.33
Withheld	20,304,880,008.82	5.67
TOTAL	358,061,387,980.74	100.00
Elizabeth S. Acton
Affirmative	336,673,811,160.64	94.03
Withheld	21,387,576,820.10	5.97
TOTAL	358,061,387,980.74	100.00
Laura M. Bishop
Affirmative	336,705,559,027.45	94.04
Withheld	21,355,828,953.28	5.96
TOTAL	358,061,387,980.73	100.00
Ann E. Dunwoody
Affirmative	336,791,135,924.56	94.06
Withheld	21,270,252,056.18	5.94
TOTAL	358,061,387,980.74	100.00
John Engler
Affirmative	336,187,619,932.53	93.89
Withheld	21,873,768,048.21	6.11
TOTAL	358,061,387,980.74	100.00
Robert F. Gartland
Affirmative	337,535,127,127.93	94.27
Withheld	20,526,260,852.81	5.73
TOTAL	358,061,387,980.74	100.00
Robert W. Helm
Affirmative	337,290,460,580.82	94.20
Withheld	20,770,927,399.92	5.80
TOTAL	358,061,387,980.74	100.00
Arthur E. Johnson
Affirmative	336,917,974,849.29	94.10
Withheld	21,143,413,131.45	5.90
TOTAL	358,061,387,980.74	100.00
Michael E. Kenneally
Affirmative	337,417,190,479.84	94.24
Withheld	20,644,197,500.90	5.76
TOTAL	358,061,387,980.74	100.00
Mark A. Murray
Affirmative	337,795,870,420.82	94.34
Withheld	20,265,517,559.92	5.66
TOTAL	358,061,387,980.74	100.00
Carol J. Zierhoffer
Affirmative	337,084,951,395.91	94.14
Withheld	20,976,436,584.83	5.86
TOTAL	358,061,387,980.74	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9891219.105
XSB-ANN-0624
Fidelity® Money Market Fund

Annual Report
April 30, 2024

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance April 30, 2024 (Unaudited)
Current 7-Day Yields

Fidelity® Money Market Fund	5.03%
Premium Class	5.15%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2024, the most recent period shown in the table, would have been 5.08% for Premium Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	51.5
8 - 30	14.2
31 - 60	15.0
61 - 90	10.1
91 - 180	8.8
> 180	0.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (1.5)%

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
Certificate of Deposit - 8.7%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Domestic Certificates Of Deposit - 0.2%
BMO Harris Bank NA
6/4/24 to 9/10/24	5.40 to 5.68	198,500	198,500

New York Branch, Yankee Dollar, Foreign Banks - 8.5%
Bank of Montreal
7/26/24 to 9/26/24	5.39 to 5.46	548,000	548,000
Bank of Nova Scotia
5/1/24 to 6/7/24 (c)	5.71 to 5.85	437,000	437,000
Canadian Imperial Bank of Commerce
9/6/24 to 10/1/24	5.38 to 5.45	405,000	405,000
Commonwealth Bank of Australia New York Branch
10/4/24 (c)(d)	5.52	55,000	55,000
Credit Agricole CIB
8/5/24	5.46	448,000	448,000
KBC Bank NV
5/6/24 to 6/5/24	5.40 to 5.40	449,000	449,000
Landesbank Baden-Wuerttemberg New York Branch
5/1/24 to 5/3/24	5.38 to 5.38	673,000	673,000
Mitsubishi UFJ Trust & Banking Corp.
6/5/24 to 6/6/24	5.43 to 5.43	916,000	916,000
Mizuho Corporate Bank Ltd.
5/9/24 to 7/17/24 (c)	5.42 to 5.48	2,032,000	2,032,000
MUFG Bank Ltd.
6/4/24 to 7/25/24 (c)(d)	5.44 to 5.47	963,000	963,000
Sumitomo Mitsui Banking Corp.
6/4/24 to 8/30/24 (c)(d)	5.44 to 5.52	1,805,500	1,805,500
Sumitomo Mitsui Trust Bank Ltd.
5/14/24 to 5/16/24	5.40 to 5.40	449,000	449,000
TOTAL NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS			9,180,500
TOTAL CERTIFICATE OF DEPOSIT (Cost $9,379,000)			9,379,000

Financial Company Commercial Paper - 19.8%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Australia & New Zealand Banking Group Ltd.
8/20/24	5.37	334,000	328,614
Bank of Montreal
6/7/24 to 8/27/24 (c)	5.41 to 5.71	1,133,000	1,121,344
Bank of Nova Scotia
8/26/24 to 10/21/24	5.38 to 5.45	780,000	763,406
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
5/10/24 to 6/7/24 (e)	5.45 to 5.45	1,073,000	1,068,832
Bedford Row Funding Corp.
5/13/24 (c)(d)	5.68	99,000	99,000
Bedford Row Funding Corp. (Liquidity Facility Royal Bank of Canada)

10/2/24	5.46	44,000	42,999
5/16/24	5.59	46,000	45,896
5/16/24	5.59	44,000	43,900
5/20/24	5.84	142,000	141,577
5/23/24	5.85	66,000	65,772
8/20/24	5.39	44,000	43,288
9/10/24	5.41	56,000	54,918
9/16/24	5.38	82,000	80,359
9/19/24	5.46	111,000	108,691
9/3/24	5.38	44,000	43,201
9/6/24	5.39	46,000	45,141
BofA Securities, Inc.
7/8/24 to 8/1/24	5.41 to 5.46	1,115,000	1,102,239
BPCE SA
6/4/24 to 8/9/24	5.40 to 5.49	1,318,000	1,304,871
Canadian Imperial Bank of Commerce
9/5/24 to 9/20/24	5.38 to 5.45	1,000,000	979,989
Cisco Systems, Inc.
6/26/24 to 9/4/24	5.40 to 5.43	1,177,000	1,162,425
Commonwealth Bank of Australia
9/30/24 (c)(d)	5.52	89,000	89,000
DNB Bank ASA
5/17/24 to 8/16/24	5.37 to 5.84	627,000	623,267
Federation des caisses Desjardin
5/14/24 to 7/11/24	5.37 to 5.40	267,000	265,077
Landesbank Baden-Wurttemberg
5/1/24	5.35	2,812,000	2,812,000
Mitsubishi UFJ Trust & Banking Corp.
5/16/24 to 6/13/24	5.44 to 5.44	182,000	181,209
Mizuho Bank Ltd. Singapore Branch
5/21/24 to 6/3/24	5.41 to 5.42	447,000	445,246
National Australia Bank Ltd.
5/8/24 to 10/2/24 (c)(d)	5.48 to 5.67	1,045,000	1,045,000
National Bank of Canada
5/14/24 to 9/12/24	5.40 to 5.70	1,194,000	1,187,179
Podium Funding Trust (Liquidity Facility Bank of Montreal)

11/15/24	5.53	45,000	43,673
7/11/24	5.39	66,000	65,317
8/12/24	5.40	33,000	32,503
8/20/24	5.42	89,000	87,551
8/23/24	5.42	21,000	20,650
9/16/24	5.45	44,000	43,104
9/3/24	5.40	16,000	15,708
Royal Bank of Canada
5/9/24 to 6/7/24 (c)(d)	5.67 to 5.72	1,091,000	1,091,000
Sumitomo Mitsui Trust Bank Ltd.
5/8/24 to 6/21/24	5.40 to 5.43	2,234,500	2,224,232
The Toronto-Dominion Bank
5/7/24 to 11/25/24 (c)	5.40 to 5.54	2,510,000	2,478,349
Toyota Motor Credit Corp.
5/28/24	5.70	89,000	88,630
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $21,485,157)			21,485,157

Asset Backed Commercial Paper - 1.8%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Atlantic Asset Securitization LLC (Liquidity Facility Credit Agricole CIB)

5/21/24	5.41	10,000	9,970
6/20/24	5.42	27,000	26,800
Cabot Trail Funding LLC (Liquidity Facility The Toronto-Dominion Bank)

5/20/24	5.40	33,000	32,907
6/21/24	5.39	55,000	54,587
6/3/24	5.41	44,000	43,785
7/11/24	5.40	19,000	18,802
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

5/10/24	5.41	23,000	22,969
5/10/24	5.41	22,000	21,971
5/13/24	5.42	68,000	67,879
5/15/24	5.42	125,000	124,740
5/16/24	5.42	57,000	56,873
5/16/24	5.42	44,000	43,902
5/17/24	5.41	34,000	33,919
5/6/24	5.42	67,000	66,950
5/6/24	5.42	35,185	35,159
5/7/24	5.42	12,000	11,989
5/9/24	5.41	23,000	22,973
5/9/24	5.41	22,000	21,974
6/24/24	5.45	92,000	91,258
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

5/15/24	5.40	28,000	27,942
5/23/24	5.42	22,000	21,928
6/17/24	5.43	6,000	5,958
6/20/24	5.43	55,000	54,591
6/21/24	5.43	89,000	88,324
6/24/24	5.44	55,000	54,558
6/26/24	5.45	54,000	53,548
6/26/24	5.45	23,000	22,808
6/26/24	5.45	23,000	22,808
6/26/24	5.45	23,000	22,808
7/15/24	5.46	34,000	33,619
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)

5/15/24	5.40	22,000	21,954
5/23/24	5.40	23,000	22,925
5/23/24	5.40	31,000	30,899
6/18/24	5.43	34,000	33,757
Versailles Com Paper LLC (Liquidity Facility Natexis Banques Populaires New York Branch)

6/3/24	5.42	45,000	44,780
6/5/24	5.41	91,000	90,528
Victory Receivables Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

5/10/24	5.41	44,000	43,941
5/10/24	5.42	29,000	28,961
5/16/24	5.42	23,000	22,949
5/17/24	5.42	90,000	89,786
5/21/24	5.42	55,000	54,837
5/24/24	5.42	11,000	10,962
6/25/24	5.45	34,000	33,721
7/1/24	5.46	46,000	45,581
7/1/24	5.46	51,000	50,535
7/2/24	5.46	29,566	29,292
7/8/24	5.45	30,000	29,695
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $1,903,402)			1,903,402

U.S. Treasury Debt - 29.4%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 29.4%
U.S. Treasury Bills
5/2/24 to 9/19/24	5.27 to 5.34	32,123,000	31,914,721

TOTAL U.S. TREASURY DEBT (Cost $31,914,721)			31,914,721

Non-Negotiable Time Deposit - 8.3%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
Time Deposits - 8.3%
Barclays Bank PLC
5/1/24	5.37	2,024,000	2,024,000
Bayerische Landesbank
5/1/24	5.35	360,000	360,000
Canadian Imperial Bank of Commerce
5/1/24	5.31	32,000	32,000
DNB Bank ASA
5/1/24	5.32	2,923,387	2,923,387
Mizuho Bank Ltd. Canada Branch
5/1/24	5.33	2,546,000	2,546,000
Royal Bank of Canada
5/1/24	5.32	1,125,000	1,125,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $9,010,387)			9,010,387

U.S. Government Agency Repurchase Agreement - 13.4%
	Maturity Amount ($) (000s)	Value ($) (000s)
In a joint trading account at 5.32% dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations) #	8,233,239	8,232,023
With:
ABN AMRO Bank NV at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $167,304,756, 0.38% - 6.00%, 9/30/27 - 2/1/54)	164,024	164,000
BMO Capital Markets Corp. at 5.33%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $27,808,000, 0.00% - 5.00%, 5/9/24 - 8/1/52)	27,028	27,000
BMO Harris Bank NA at:
5.32%, dated 4/29/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $56,116,581, 3.00% - 7.00%, 4/20/36 - 4/20/64)	55,057	55,000
5.33%, dated:
4/16/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $55,202,324, 3.00% - 7.50%, 11/20/38 - 4/20/64)	54,216	54,000
4/18/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $111,393,991, 6.50%, 9/20/53 - 11/20/53)	109,516	109,000
5.34%, dated 4/1/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $82,987,659, 3.00% - 7.50%, 2/20/35 - 4/20/64)	81,757	81,000
BNP Paribas, SA at 5.35%, dated:
3/11/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $275,347,938, 0.00% - 7.50%, 7/1/25 - 5/1/54) (c)(d)(f)	270,190	266,000
3/13/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $109,936,794, 0.00% - 6.25%, 4/30/25 - 12/15/57) (c)(d)(f)	107,654	106,000
CIBC Bank U.S.A. at 5.33%, dated:
4/2/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $44,048,319, 2.00% - 6.50%, 10/1/29 - 4/1/54)	43,191	43,000
4/11/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $170,844,396, 2.00% - 7.00%, 6/1/28 - 4/1/54)	168,558	167,000
4/18/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $85,844,911, 2.00% - 7.00%, 10/1/29 - 4/1/54)	84,398	84,000
Citibank NA at 5.33%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $167,428,886, 0.00% - 8.38%, 1/15/25 - 3/20/74)	164,170	164,000
Citigroup Global Capital Markets, Inc. at:
5.33%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $250,122,082, 0.50% - 7.50%, 4/30/27 - 10/20/53)	245,254	245,000
5.34%, dated 4/4/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $165,901,802, 4.00% - 8.00%, 10/31/25 - 2/20/54)	162,769	162,000
Ficc Mississippi Gc Repo (GOV) at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $560,062,761, 1.50% - 7.50%, 10/1/24 - 6/1/62)	549,081	549,000
FICC State Street GC (Gov. Repo) at 5.33%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $281,867,604, 0.63% - 6.50%, 10/15/24 - 4/1/54)	275,041	275,000
Goldman Sachs & Co. at:
5.33%, dated:
4/24/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $1,114,994,371, 2.00% - 7.50%, 11/1/30 - 11/15/57)	1,093,132	1,092,000
4/25/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $56,149,836, 1.50% - 6.50%, 2/1/33 - 4/1/54)	55,057	55,000
4/26/24 due 5/3/24 (Collateralized by U.S. Government Obligations valued at $667,573,825, 5.00% - 6.00%, 1/20/54 - 4/20/54)	654,678	654,000
5.34%, dated:
4/29/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $334,659,253, 1.50% - 5.50%, 8/1/26 - 10/1/53)	328,341	328,000
4/30/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $725,327,575, 2.00% - 7.00%, 10/20/27 - 5/15/57)	711,738	711,000
RBC Dominion Securities at 5.33%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $111,296,292, 0.00% - 7.00%, 9/1/36 - 2/1/54)	109,113	109,000
RBC Financial Group at 5.33%, dated 4/26/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $565,487,483, 1.29% - 7.08%, 4/30/27 - 4/1/54)	554,916	551,000
SMBC Nikko Securities America, Inc. at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $56,108,732, 0.00% - 5.50%, 5/15/24 - 4/1/54)	55,008	55,000
TD Securities (U.S.A.) at 5.33%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $189,748,090, 1.50% - 8.50%, 6/20/27 - 3/20/54)	186,028	186,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $14,524,023)		14,524,023

U.S. Treasury Repurchase Agreement - 16.1%
	Maturity Amount ($) (000s)	Value ($) (000s)
With:
ABN AMRO Bank NV at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $150,982,335, 1.00% - 4.00%, 11/30/26 - 7/31/28)	148,022	148,000
Barclays Bank PLC at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $706,964,280, 0.88% - 5.00%, 8/31/25 - 11/15/30)	693,102	693,000
5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $346,852,823, 0.50% - 1.25%, 11/30/26 - 6/30/27)	340,102	338,000
BMO Capital Markets Corp. at 5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $50,097,930, 0.25% - 5.00%, 9/30/24 - 11/15/53)	49,051	49,000
BMO Harris Bank NA at:
5.31%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $49,003,408, 0.00%, 5/23/24 - 8/22/24)	48,050	48,000
5.32%, dated 4/17/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $49,061,383, 0.00%, 8/15/24 - 1/23/25)	48,184	48,000
BNP Paribas, SA at:
5.35%, dated:
2/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $497,576,632, 0.00% - 5.57%, 7/31/24 - 11/15/53) (c)(d)(f)	490,609	483,000
3/1/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $395,227,052, 0.38% - 5.57%, 1/31/25 - 2/15/52) (c)(d)(f)	390,391	384,000
3/8/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $148,379,074, 0.00% - 5.57%, 9/19/24 - 2/15/53) (c)(d)(f)	146,311	144,000
3/11/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $688,978,333, 0.00% - 5.57%, 7/18/24 - 8/15/52) (c)(d)(f)	680,554	670,000
5.36%, dated:
2/14/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $790,258,834, 0.00% - 5.57%, 7/11/24 - 2/15/53) (c)(d)(f)	778,782	765,000
2/16/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $196,038,527, 0.38% - 5.57%, 8/31/24 - 8/15/53) (c)(d)(f)	193,451	190,000
2/20/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $197,459,753, 0.00% - 5.53%, 8/20/24 - 2/15/53) (c)(d)(f)	194,555	191,000
BofA Securities, Inc. at:
5.33%, dated 2/5/24 due 5/6/24 (Collateralized by U.S. Treasury Obligations valued at $47,517,475, 3.88%, 4/30/25)	46,620	46,000
5.34%, dated 2/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $48,380,893, 2.75%, 5/15/25)	47,627	47,000
CIBC Bank U.S.A. at 5.32%, dated:
3/27/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $34,859,407, 0.00% - 4.88%, 6/6/24 - 8/15/53)	34,181	34,000
4/15/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $64,420,136, 0.75% - 4.75%, 7/31/24 - 11/15/53)	63,279	63,000
4/18/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $100,190,353, 0.38% - 5.00%, 7/31/24 - 11/15/53)	98,478	98,000
4/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $65,299,379, 0.38% - 4.50%, 7/31/24 - 8/15/53)	64,567	64,000
Federal Reserve Bank of New York at 5.3%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,346,345,453, 1.63%, 5/15/31)	2,346,345	2,346,000
FICC ACAFB Repo Program at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $305,690,243, 4.13%, 8/15/53)	297,044	297,000
Ficc Citi Gc Repo (GOV) at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $100,994,968, 0.75% - 4.38%, 5/15/25 - 11/15/50)	99,015	99,000
Ficc Nomura Gc Repo (GOV) at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $504,974,648, 0.00% - 2.75%, 6/25/24 - 8/15/26)	495,073	495,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $958,941,444, 0.38% - 7.50%, 5/31/24 - 12/31/30)	940,139	940,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,000,041, 0.75% - 1.00%, 5/31/26 - 7/31/28)	1,000,148	1,000,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,777,250,161, 0.63% - 4.00%, 2/28/30 - 8/15/30)	2,722,401	2,722,000
Goldman Sachs & Co. at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $172,405,431, 2.38% - 4.38%, 11/30/28 - 3/31/29)	169,025	169,000
5.33%, dated 4/29/24 due 5/6/24 (Collateralized by U.S. Treasury Obligations valued at $48,974,499, 0.75%, 1/31/28)	48,050	48,000
HSBC Securities, Inc. at 5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $197,063,652, 1.13% - 4.38%, 10/31/24 - 8/15/43)	193,200	193,000
ING Financial Markets LLC at:
5.32%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $39,785,932, 0.00% - 4.88%, 6/15/24 - 10/31/30)	39,040	39,000
5.33%, dated:
4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $10,209,084, 0.00% - 4.75%, 5/14/24 - 11/15/53)	10,010	10,000
4/26/24 due 5/3/24 (Collateralized by U.S. Treasury Obligations valued at $39,809,449, 0.63% - 4.38%, 2/15/26 - 8/15/43)	39,040	39,000
4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $50,012,155, 0.00%, 7/23/24)	49,007	49,000
J.P. Morgan Securities, LLC at 5.34%, dated 4/25/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $983,133,189, 1.50% - 3.88%, 3/31/25 - 8/15/26) (c)(d)(f)	967,714	963,000
Lloyds Bank Corp. Markets PLC at 5.33%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $221,550,022, 1.38% - 4.63%, 9/15/26 - 10/31/28)	217,225	217,000
Mizuho Bank, Ltd. at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $252,085,176, 1.63%, 5/15/31)	247,037	247,000
MUFG Securities (Canada), Ltd. at 5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $49,270,655, 0.00% - 4.75%, 8/29/24 - 11/15/50)	48,298	48,000
MUFG Securities EMEA PLC at 5.32%, dated 4/30/24 due:
5/1/24 (Collateralized by U.S. Treasury Obligations valued at $227,410,246, 0.38% - 4.00%, 12/31/25 - 1/15/27)	223,033	223,000
5/7/24 (Collateralized by U.S. Treasury Obligations valued at $403,647,217, 1.38% - 4.88%, 10/31/30 - 11/15/40)	396,878	396,000
Natixis SA at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $100,994,950, 1.25% - 3.00%, 2/28/25 - 5/15/50)	99,015	99,000
5.33%, dated 4/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $201,074,877, 0.00% - 5.38%, 5/15/24 - 5/15/53)	198,225	197,000
NatWest Markets Securities, Inc. at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $49,058,440, 1.38% - 6.00%, 2/15/26 - 5/15/49)	48,007	48,000
5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $246,074,354, 0.38% - 3.88%, 9/15/24 - 5/15/32)	241,249	241,000
Norinchukin Bank at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $25,500,042, 1.88%, 2/15/32)	25,004	25,000
RBC Dominion Securities at 5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $397,151,717, 0.00% - 5.00%, 5/28/24 - 11/15/53)	389,406	387,000
SMBC Nikko Securities America, Inc. at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $709,013,703, 0.00% - 5.00%, 5/14/24 - 2/15/54)	695,103	695,000
Societe Generale at:
5.32%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $301,166,811, 0.00% - 4.13%, 8/20/24 - 11/15/32)	295,305	295,000
5.33%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $199,155,550, 2.25% - 2.88%, 5/15/41 - 5/15/52)	194,201	194,000
TD Securities (U.S.A.) at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $196,889,090, 0.75% - 3.13%, 3/31/26 - 8/31/29)	193,028	193,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $17,417,000)		17,417,000

Other Repurchase Agreement - 4.0%
	Maturity Amount ($) (000s)	Value ($) (000s)
Other Repurchase Agreement - 4.0%
With:
BMO Capital Markets Corp. at:
5.46%, dated 4/30/24 due 5/1/24 (Collateralized by Corporate Obligations valued at $48,307,618, 2.96% - 4.61%, 1/25/33 - 10/30/56)	46,007	46,000
5.52%, dated 4/30/24 due 5/1/24 (Collateralized by Corporate Obligations valued at $49,688,322, 8.00%, 2/1/26)	46,007	46,000
BNP Paribas Prime Brokerage, Inc. at 5.57%, dated 4/30/24 due 5/1/24 (Collateralized by Equity Securities valued at $591,931,579)	548,085	548,000
HSBC Securities, Inc. at 5.55%, dated 4/30/24 due 5/1/24 (Collateralized by Corporate Obligations valued at $24,844,143, 3.00% - 10.25%, 7/15/26 - 4/1/63)	23,004	23,000
ING Financial Markets LLC at 5.55%, dated 4/30/24 due 5/1/24
(Collateralized by Equity Securities valued at $123,139,009)	114,018	114,000
(Collateralized by Equity Securities valued at $136,100,981)	126,019	126,000
J.P. Morgan Securities, LLC at:
5.54%, dated 2/8/24 due 5/7/24 (Collateralized by Corporate Obligations valued at $248,290,002, 0.00% - 11.50%, 12/5/24 - 11/15/45) (c)(d)(f)	230,179	227,000
5.77%, dated 4/12/24 due 7/29/24 (Collateralized by Equity Securities valued at $983,626,321) (c)(d)(f)	925,755	908,000
5.82%, dated 4/11/24 due 7/29/24 (Collateralized by Corporate Obligations valued at $635,170,676, 0.00% - 4.13%, 5/15/24 - 6/1/29) (c)(d)(f)	600,427	589,000
5.84%, dated 4/11/24 due 7/29/24 (Collateralized by Corporate Obligations valued at $358,158,267, 0.02% - 9.51%, 5/17/27 - 8/25/68) (c)(d)(f)	346,619	340,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
5.55%, dated 4/30/24 due 5/1/24 (Collateralized by Equity Securities valued at $61,570,896)	57,009	57,000
5.84%, dated 4/30/24 due 5/1/24 (Collateralized by Equity Securities valued at $9,721,578)	9,001	9,000
Mizuho Securities U.S.A., Inc. at:
5.59%, dated 4/30/24 due 5/1/24 (Collateralized by Equity Securities valued at $88,573,777)	82,013	82,000
5.82%, dated 4/8/24 due 6/7/24 (Collateralized by Corporate Obligations valued at $326,277,891, 0.35% - 14.18%, 1/15/25 - 6/5/2115) (c)(d)(f)	296,852	294,000
NatWest Markets Securities, Inc. at 5.57%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $47,775,547, 1.88% - 5.65%, 2/2/26 - 2/15/51)	46,007	46,000
RBC Capital Markets Co. at 5.82%, dated 4/11/24 due 6/10/24 (Collateralized by Corporate Obligations valued at $95,141,262, 0.00% - 9.04%, 1/15/25 - 1/15/53) (c)(d)(f)	91,883	91,000
Td Securities (U.S.A.) (NON GOV) at 5.47%, dated 4/30/24 due 5/1/24 (Collateralized by Corporate Obligations valued at $239,436,379, 1.60% - 7.30%, 4/1/25 - 6/15/53)	228,035	228,000
Wells Fargo Securities, LLC at:
5.48%, dated 4/30/24 due 5/1/24 (Collateralized by Commercial Paper valued at $257,526,091, 0.00% - 5.66%, 5/2/24 - 2/10/31)	251,038	251,000
5.82%, dated:
4/2/24 due 7/31/24 (Collateralized by Equity Securities valued at $196,392,697) (c)(d)(f)	184,511	181,000
4/15/24 due 8/13/24 (Collateralized by Commercial Paper valued at $140,442,341, 0.00%, 5/10/24 - 7/1/24) (c)(d)(f)	138,638	136,000
5.92%, dated 4/18/24 due 8/16/24 (Collateralized by Corporate Obligations valued at $49,786,968, 0.25% - 1.50%, 9/15/26 - 12/15/29) (c)(d)(f)	46,908	46,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $4,388,000)		4,388,000

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $110,021,690)	110,021,690
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(1,629,798)
NET ASSETS - 100.0%	108,391,892

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,068,832,000 or 1.0% of net assets.

(f)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($) (000's)
$8,232,023,000 due 5/01/24 at 5.32%
BNY Mellon Capital Markets LLC	137,172
Bank of America, N.A.	394,719
Bank of Nova Scotia	116,359
BofA Securities, Inc.	6,788
Citigroup Global Markets, Inc.	642,580
Credit Agricole CIB New York Branch	608,503
HSBC Securities (USA), Inc.	243,271
ING Financial Markets LLC	125,089
JP Morgan Securities LLC	1,247,865
Mitsubishi UFJ Securities Holdings Ltd	307,003
Mizuho Securities USA, Inc.	471,761
Nomura Securities International	575,820
RBC Dominion Securities, Inc.	657,866
Royal Bank of Canada	79,069
Societe Generale	60,164
Sumitomo Mitsui Banking Corp.	1,885,903
Sumitomo Mitsui Banking Corp. NY	355,811
Wells Fargo Bank National Asso	96,992
Wells Fargo Securities LLC	219,288
8,232,023
Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		April 30, 2024

Assets
Investment in securities, at value (including repurchase agreements of $36,329,023) - See accompanying schedule Unaffiliated issuers (cost $110,021,690):		$110,021,690
Cash		496,000
Receivable for fund shares sold		455,034
Interest receivable		130,417
Receivable for interfund loans		9,062
Prepaid expenses		25
Receivable from investment adviser for expense reductions		4,973
Other affiliated receivables		1
Other receivables		507
Total assets		111,117,709
Liabilities
Payable for investments purchased	$2,136,743
Payable for fund shares redeemed	489,580
Distributions payable	62,139
Accrued management fee	22,438
Other affiliated payables	9,751
Other payables and accrued expenses	5,166
Total liabilities		2,725,817
Net Assets		$108,391,892
Net Assets consist of:
Paid in capital		$108,391,695
Total accumulated earnings (loss)		197
Net Assets		$108,391,892

Net Asset Value and Maximum Offering Price
Fidelity Money Market Fund :
Net Asset Value, offering price and redemption price per share ($11,290,926 ÷ 11,290,237 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($97,100,966 ÷ 97,098,539 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended April 30, 2024
Investment Income
Interest (including $1,284 from affiliated interfund lending)		$5,150,253
Expenses
Management fee	$237,191
Transfer agent fees	100,725
Accounting fees and expenses	2,762
Custodian fees and expenses	444
Independent trustees' fees and expenses	287
Registration fees	5,929
Audit	52
Legal	69
Miscellaneous	430
Total expenses before reductions	347,889
Expense reductions	(51,472)
Total expenses after reductions		296,417
Net Investment income (loss)		4,853,836
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(13)
Total net realized gain (loss)		(13)
Net increase in net assets resulting from operations		$4,853,823
Statement of Changes in Net Assets

Amount in thousands	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,853,836	$1,833,626
Net realized gain (loss)	(13)	5
Net increase in net assets resulting from operations	4,853,823	1,833,631
Distributions to shareholders	(4,853,789)	(1,833,654)

Share transactions - net increase (decrease)	28,949,810	48,063,691
Total increase (decrease) in net assets	28,949,844	48,063,668

Net Assets
Beginning of period	79,442,048	31,378,380
End of period	$108,391,892	$79,442,048

Financial Highlights
Fidelity® Money Market Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.029	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.029	- B	- B	.016
Distributions from net investment income	(.050)	(.029)	- B	- B	(.016)
Total distributions	(.050)	(.029)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.12%	2.94%	.01%	.02%	1.61%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.18%	.25%	.42%
Expenses net of all reductions	.42%	.42%	.18%	.25%	.42%
Net investment income (loss)	5.01%	3.31%	.01%	.03%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$11,291	$8,226	$3,683	$4,430	$6,093

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Money Market Fund Premium Class

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.051	.030	- B	- B	.017
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.051	.030	- B	- B	.017
Distributions from net investment income	(.051)	(.030)	- B	- B	(.017)
Total distributions	(.051)	(.030)	- B	- B	(.017)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.25%	3.07%	.02%	.05%	1.73%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.30%	.30%	.17%	.23%	.30%
Expenses net of all reductions	.30%	.30%	.17%	.23%	.30%
Net investment income (loss)	5.13%	3.43%	.02%	.05%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$97,101	$71,216	$27,695	$35,060	$48,570

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity Money Market Fund and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Money Market Fund	$503

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$110,021,690

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$210
Capital loss carryforward	$(13)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(13)
Long-term	(-)
Total capital loss carryforward	$(13)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$4,853,789	$ 1,833,654

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Premium Class pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets.

Under the expense contract, Fidelity Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Fidelity Money Market Fund	15,702.16
Premium Class	85,023.10
	100,725

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Money Market Fund	-A

A Amount represents less than .005%

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Money Market Fund	Lender	19,746	5.49%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Money Market Fund	2

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse Premium Class to the extent annual operating expenses exceeded .30% of the average net assets. This reimbursement will remain in place through August 31, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Premium Class' expenses by $51,441.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $31.
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2024	Year ended April 30, 2023
Fidelity Money Market Fund
Distributions to shareholders
Fidelity Money Market Fund	$493,455	$184,774
Premium Class	4,360,334	1,648,880
Total	$ 4,853,789	$ 1,833,654
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2024	Year ended April 30, 2023	Year ended April 30, 2024	Year ended April 30, 2023
Fidelity Money Market Fund
Fidelity Money Market Fund
Shares sold	13,830,447	10,688,040	$13,830,447	$10,688,040
Reinvestment of distributions	424,140	162,141	424,140	162,141
Shares redeemed	(11,189,861)	(6,307,429)	(11,189,861)	(6,307,429)
Net increase (decrease)	3,064,726	4,542,752	$3,064,726	$4,542,752
Premium Class
Shares sold	104,124,570	91,725,652	$104,124,571	$91,725,652
Reinvestment of distributions	3,704,454	1,413,717	3,704,454	1,413,717
Shares redeemed	(81,943,941)	(49,618,430)	(81,943,941)	(49,618,430)
Net increase (decrease)	25,885,083	43,520,939	$25,885,084	$43,520,939
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2024, the related statement of operations for the year ended April 30, 2024, the statement of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2024 and the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Money Market Fund
Fidelity® Money Market Fund	.42%
Actual		$ 1,000	$ 1,025.50	$ 2.12
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.11
Premium Class	.30%
Actual		$ 1,000	$ 1,026.10	$ 1.51
Hypothetical-B		$ 1,000	$ 1,023.37	$ 1.51

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 11.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,342,782,375 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $4,853,692,624 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Money Market Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.78	94.38
Withheld	20,121,891,677.96	5.62
TOTAL	358,061,387,980.74	100.00
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.13	94.19
Withheld	20,799,631,375.61	5.81
TOTAL	358,061,387,980.74	100.00
Christine J. Thompson
Affirmative	337,756,507,971.92	94.33
Withheld	20,304,880,008.82	5.67
TOTAL	358,061,387,980.74	100.00
Elizabeth S. Acton
Affirmative	336,673,811,160.64	94.03
Withheld	21,387,576,820.10	5.97
TOTAL	358,061,387,980.74	100.00
Laura M. Bishop
Affirmative	336,705,559,027.45	94.04
Withheld	21,355,828,953.28	5.96
TOTAL	358,061,387,980.73	100.00
Ann E. Dunwoody
Affirmative	336,791,135,924.56	94.06
Withheld	21,270,252,056.18	5.94
TOTAL	358,061,387,980.74	100.00
John Engler
Affirmative	336,187,619,932.53	93.89
Withheld	21,873,768,048.21	6.11
TOTAL	358,061,387,980.74	100.00
Robert F. Gartland
Affirmative	337,535,127,127.93	94.27
Withheld	20,526,260,852.81	5.73
TOTAL	358,061,387,980.74	100.00
Robert W. Helm
Affirmative	337,290,460,580.82	94.20
Withheld	20,770,927,399.92	5.80
TOTAL	358,061,387,980.74	100.00
Arthur E. Johnson
Affirmative	336,917,974,849.29	94.10
Withheld	21,143,413,131.45	5.90
TOTAL	358,061,387,980.74	100.00
Michael E. Kenneally
Affirmative	337,417,190,479.84	94.24
Withheld	20,644,197,500.90	5.76
TOTAL	358,061,387,980.74	100.00
Mark A. Murray
Affirmative	337,795,870,420.82	94.34
Withheld	20,265,517,559.92	5.66
TOTAL	358,061,387,980.74	100.00
Carol J. Zierhoffer
Affirmative	337,084,951,395.91	94.14
Withheld	20,976,436,584.83	5.86
TOTAL	358,061,387,980.74	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.703534.126
SPM-ANN-0624
Fidelity® Government Money Market Fund

Annual Report
April 30, 2024

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance April 30, 2024 (Unaudited)
Current 7-Day Yields

Capital Reserves Class	4.43%
Daily Money Class	4.68%
Advisor M Class	4.68%
Fidelity® Government Money Market Fund	4.96%
Class S	4.96%
Premium Class	5.06%
Class K6	5.13%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending April 30, 2024, the most recent period shown in the table, would have been 4.42% for Capital Reserves Class, 4.67% for Daily Money Class, 4.67% for Advisor M Class, 5.02% for Premium Class, and 5.12% for Class K6.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	58.6
8 - 30	11.2
31 - 60	8.3
61 - 90	7.7
91 - 180	10.7
> 180	3.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.7)%

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
U.S. Treasury Debt - 34.5%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 34.5%
U.S. Treasury Bills
5/2/24 to 10/31/24	5.11 to 5.41	106,925,922,600	105,873,385,553
U.S. Treasury Notes
5/15/24 to 5/15/25 (c)	4.88 to 5.47	6,076,000,000	5,991,664,077

TOTAL U.S. TREASURY DEBT (Cost $111,865,049,630)			111,865,049,630

U.S. Government Agency Debt - 24.2%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 24.2%
Federal Farm Credit Bank
2/2/26 (c)(d)	5.40	44,500,000	44,500,000
2/2/26 (c)(d)	5.40	30,500,000	30,500,000
5/2/24 to 4/17/26 (c)	4.89 to 5.52	11,196,355,000	11,195,922,471
Federal Home Loan Bank
12/5/24 (c)(d)	5.36	200,000,000	200,000,000
12/5/24 (c)(d)	5.36	400,000,000	400,000,000
12/5/24 (c)(d)	5.36	66,000,000	66,000,000
5/1/24 to 1/16/26 (c)	4.79 to 5.51	66,474,340,000	66,418,341,878

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $78,355,264,349)			78,355,264,349

U.S. Government Agency Repurchase Agreement - 17.1%
	Maturity Amount ($)	Value ($)
In a joint trading account at:
5.31% dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations) #	50,012,376	50,005,000
5.32% dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations) #	24,381,318,691	24,377,717,000
With:
ABN AMRO Bank NV at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $496,867,780, 0.38% - 6.00%, 12/1/26 - 2/1/54)	487,071,968	487,000,000
Bank of America NA at 5.41%, dated 1/5/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $219,004,106, 3.00% - 3.50%, 2/1/42 - 10/1/47)	214,868,451	211,000,000
BMO Capital Markets Corp. at 5.33%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $83,400,731, 0.00% - 7.00%, 5/9/24 - 11/15/65)	81,083,948	81,000,000
BMO Harris Bank NA at:
5.32%, dated 4/29/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $166,309,140, 6.00% - 7.00%, 10/20/53 - 2/20/54)	163,168,614	163,000,000
5.33%, dated:
4/16/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $167,651,501, 5.50% - 7.50%, 5/20/53 - 3/20/54)	164,655,590	164,000,000
4/18/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $335,203,936, 2.00% - 6.50%, 2/1/32 - 5/1/54)	329,553,991	328,000,000
5.34%, dated 4/1/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $252,036,594, 2.00% - 8.00%, 6/20/41 - 4/20/54)	248,298,870	246,000,000
BNP Paribas, SA at 5.35%, dated:
3/11/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $830,389,854, 0.00% - 8.00%, 1/31/25 - 12/20/63) (c)(d)(e)	818,696,738	806,000,000
3/13/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $333,512,989, 0.00% - 7.00%, 1/31/25 - 12/20/63) (c)(d)(e)	327,024,541	322,000,000
BNY Mellon Capital Markets Corp. at 5.35%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $595,226,396, 0.00% - 7.50%, 5/7/24 - 5/1/54)	583,620,167	580,000,000
BofA Securities, Inc. at:
5.35%, dated 4/2/24 due 7/2/24 (Collateralized by U.S. Government Obligations valued at $1,583,716,087, 1.50% - 8.50%, 10/1/24 - 12/20/63)	1,566,907,503	1,546,000,000
5.37%, dated:
4/18/24 due 7/18/24 (Collateralized by U.S. Government Obligations valued at $660,195,193, 1.50% - 7.50%, 9/1/25 - 2/20/74) (c)(d)(e)	654,768,914	646,000,000
4/25/24 due 7/25/24 (Collateralized by U.S. Government Obligations valued at $218,475,118, 1.50% - 7.50%, 8/20/25 - 11/20/63) (c)(d)(e)	216,904,872	214,000,000
4/26/24 due 7/26/24 (Collateralized by U.S. Government Obligations valued at $220,484,138, 1.50% - 8.00%, 12/1/25 - 11/20/63) (c)(d)(e)	218,932,021	216,000,000
4/30/24 due 7/30/24 (Collateralized by U.S. Government Obligations valued at $878,351,001, 1.50% - 8.00%, 1/1/25 - 11/20/63) (c)(d)(e)	872,687,360	861,000,000
5.39%, dated 3/6/24 due 6/6/24 (Collateralized by U.S. Government Obligations valued at $439,191,761, 2.00% - 7.50%, 12/1/25 - 1/20/72)	432,881,688	427,000,000
CIBC Bank U.S.A. at:
5.33%, dated:
4/2/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $133,234,587, 2.00% - 7.00%, 10/1/29 - 4/1/54)	130,641,400	130,063,700
4/11/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $515,602,249, 2.00% - 7.00%, 10/1/29 - 4/1/54)	508,701,060	504,000,000
4/18/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $259,578,665, 2.00% - 7.00%, 7/31/24 - 5/1/54)	255,203,396	254,000,000
5.38%, dated 4/18/24 due 5/20/24 (Collateralized by U.S. Government Obligations valued at $21,867,649, 0.00% - 7.50%, 5/15/24 - 9/20/72)	21,100,427	21,000,000
Citibank NA at 5.33%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $498,202,177, 0.00% - 7.50%, 9/20/24 - 10/20/67)	488,505,758	488,000,000
Citigroup Global Capital Markets, Inc. at:
5.33%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $746,282,437, 4.50% - 4.88%, 3/31/26 - 4/30/26)	731,757,600	731,000,000
5.34%, dated 4/4/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $500,777,664, 1.13% - 8.00%, 2/28/27 - 3/20/54)	491,321,120	489,000,000
5.37%, dated:
4/11/24 due 6/11/24 (Collateralized by U.S. Government Obligations valued at $879,817,051, 0.50% - 7.50%, 4/30/27 - 3/1/54)	867,825,283	860,000,000
4/17/24 due 6/17/24 (Collateralized by U.S. Government Obligations valued at $878,009,842, 0.50% - 8.00%, 4/30/27 - 2/1/54)	866,816,184	859,000,000
Ficc Mississippi Gc Repo (GOV) at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $1,664,885,997, 1.50% - 7.50%, 6/1/25 - 5/1/54)	1,632,241,173	1,632,000,000
FICC State Street GC (Gov. Repo) at 5.33%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $839,668,506, 0.00% - 7.00%, 10/15/24 - 5/1/54)	816,120,813	816,000,000
Goldman Sachs & Co. at:
5.33%, dated:
4/24/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $3,334,772,543, 1.50% - 7.00%, 12/20/31 - 2/15/64)	3,269,384,846	3,266,000,000
4/25/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $166,407,694, 1.50% - 6.50%, 7/20/28 - 3/20/54)	163,168,931	163,000,000
4/26/24 due 5/3/24 (Collateralized by U.S. Government Obligations valued at $1,998,638,453, 2.00% - 7.00%, 8/20/32 - 1/15/63)	1,960,029,249	1,958,000,000
5.34%, dated:
4/29/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $996,835,640, 2.00% - 7.50%, 7/1/29 - 4/1/54)	978,014,452	977,000,000
4/30/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $2,154,559,546, 2.00% - 6.64%, 4/1/29 - 9/15/64)	2,114,192,960	2,112,000,000
ING Financial Markets LLC at 5.36%, dated:
3/21/24 due 5/2/24 (Collateralized by U.S. Government Obligations valued at $763,512,542, 2.00% - 6.50%, 5/15/32 - 3/1/54)	748,652,480	744,000,000
3/22/24 due 5/3/24 (Collateralized by U.S. Government Obligations valued at $327,317,820, 1.50% - 7.00%, 1/1/49 - 1/1/54)	320,994,813	319,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.36%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Government Obligations valued at $1,504,448,345, 1.50% - 7.00%, 6/1/24 - 7/15/65)	1,484,334,773	1,466,000,000
Morgan Stanley & Co., LLC at 5.41%, dated 4/1/24 due 6/3/24 (Collateralized by U.S. Government Obligations valued at $222,447,448, 1.00% - 6.33%, 8/25/26 - 5/25/54) (c)(d)(e)	217,035,513	215,000,000
MUFG Securities (Canada), Ltd. at 5.36%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Government Obligations valued at $305,831,001, 0.00% - 7.00%, 6/14/24 - 4/20/54)	301,726,987	298,000,000
RBC Dominion Securities at 5.33%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $332,864,683, 2.00% - 6.50%, 12/31/30 - 2/15/54)	326,337,863	326,000,000
RBC Financial Group at 5.33%, dated 4/26/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $1,688,586,535, 0.00% - 8.00%, 7/31/24 - 8/20/63)	1,659,711,787	1,648,000,000
SMBC Nikko Securities America, Inc. at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $166,294,281, 0.00% - 5.50%, 7/23/24 - 4/1/54)	163,024,088	163,000,000
TD Securities (U.S.A.) at 5.33%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $563,123,361, 1.50% - 8.00%, 5/25/24 - 4/1/54)	552,081,727	552,000,000
Wells Fargo Securities, LLC at:
5.37%, dated:
3/21/24 due 6/21/24 (Collateralized by U.S. Government Obligations valued at $872,302,428, 1.50% - 7.00%, 9/1/25 - 1/1/59)	861,664,833	850,000,000
3/26/24 due 6/21/24 (Collateralized by U.S. Government Obligations valued at $131,261,108, 2.50% - 7.00%, 12/1/33 - 4/1/54)	129,661,120	128,000,000
5.38%, dated 2/21/24 due 5/21/24 (Collateralized by U.S. Government Obligations valued at $870,916,432, 1.50% - 7.00%, 7/1/25 - 5/1/54)	856,365,250	845,000,000
5.39%, dated:
2/28/24 due 5/28/24 (Collateralized by U.S. Government Obligations valued at $437,588,989, 1.50% - 6.50%, 6/1/25 - 4/1/54)	430,726,875	425,000,000
3/15/24 due 6/13/24 (Collateralized by U.S. Government Obligations valued at $433,468,983, 1.50% - 7.50%, 8/1/24 - 5/1/54)	427,686,450	422,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $55,386,785,700)		55,386,785,700

U.S. Treasury Repurchase Agreement - 24.9%
	Maturity Amount ($)	Value ($)
With:
ABN AMRO Bank NV at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $452,501,185, 1.38% - 2.88%, 11/15/27 - 8/15/49)	440,064,900	440,000,000
Barclays Bank PLC at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,100,489,864, 0.00% - 5.00%, 5/2/24 - 11/15/33)	2,059,303,703	2,059,000,000
5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,049,794,130, 0.75% - 4.38%, 2/28/25 - 2/15/34)	1,029,361,355	1,023,000,000
BMO Capital Markets Corp. at 5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $151,270,573, 0.00% - 5.00%, 6/25/24 - 11/15/53)	148,153,098	148,000,000
BMO Harris Bank NA at:
5.31%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $147,009,994, 2.88% - 4.25%, 6/15/25 - 2/28/31)	144,148,680	144,000,000
5.32%, dated 4/17/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $148,206,030, 1.88% - 4.00%, 2/28/27 - 7/31/30)	145,557,122	145,000,000
BNP Paribas, SA at:
5.35%, dated:
2/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,505,104,038, 0.00% - 5.57%, 7/23/24 - 2/15/54) (c)(d)(e)	1,482,999,054	1,460,000,000
3/1/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,203,178,020, 0.00% - 5.53%, 5/2/24 - 2/15/53) (c)(d)(e)	1,188,457,354	1,169,000,000
3/8/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $448,609,374, 0.00% - 6.75%, 5/15/24 - 11/15/53) (c)(d)(e)	442,997,799	436,000,000
3/11/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,086,469,987, 0.00% - 6.75%, 5/16/24 - 2/15/54) (c)(d)(e)	2,058,930,878	2,027,000,000
4/3/24 due 5/3/24 (Collateralized by U.S. Treasury Obligations valued at $964,049,013, 0.00% - 5.57%, 5/16/24 - 2/15/53)	942,181,917	938,000,000
5.36%, dated:
2/14/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,402,341,320, 0.00% - 6.75%, 6/13/24 - 8/15/50) (c)(d)(e)	2,368,922,201	2,327,000,000
2/16/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $598,992,075, 0.00% - 5.53%, 1/31/25 - 11/15/53) (c)(d)(e)	590,535,379	580,000,000
2/20/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $600,254,843, 0.00% - 5.00%, 6/25/24 - 2/15/54) (c)(d)(e)	592,831,667	582,000,000
BofA Securities, Inc. at:
5.32%, dated 4/1/24 due 7/1/24 (Collateralized by U.S. Treasury Obligations valued at $115,771,002, 0.25% - 5.48%, 5/15/24 - 4/30/26)	114,519,599	113,000,000
5.33%, dated:
2/5/24 due 5/6/24 (Collateralized by U.S. Treasury Obligations valued at $145,651,245, 0.25% - 5.00%, 7/31/24 - 10/31/25)	142,899,701	141,000,000
4/2/24 due 7/2/24 (Collateralized by U.S. Treasury Obligations valued at $242,778,018, 2.00%, 8/15/25)	240,193,114	237,000,000
5.34%, dated 2/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $147,201,429, 0.38% - 5.45%, 8/31/24 - 5/31/26)	144,909,050	143,000,000
5.35%, dated 4/25/24 due 7/25/24 (Collateralized by U.S. Treasury Obligations valued at $373,652,512, 5.48% - 6.88%, 8/15/25 - 4/30/26) (c)(d)(e)	370,949,641	366,000,000
CIBC Bank U.S.A. at:
5.32%, dated:
3/27/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $104,581,970, 0.75% - 4.75%, 5/31/24 - 11/15/53)	102,542,640	102,000,000
4/15/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $194,265,986, 1.25% - 4.75%, 7/31/24 - 11/15/53)	190,842,333	190,000,000
4/18/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $301,478,332, 0.88% - 4.75%, 5/31/24 - 11/15/53)	296,438,617	295,000,000
4/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $194,877,639, 1.13% - 4.63%, 7/31/24 - 5/15/42)	192,693,533	191,000,000
5.33%, dated 4/5/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $114,694,093, 0.38% - 4.88%, 7/31/24 - 11/15/53)	112,795,947	112,000,000
Credit AG at 5.33%, dated 4/24/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $346,138,375, 1.25% - 2.38%, 11/30/26 - 3/31/29)	340,054,008	339,000,000
Federal Reserve Bank of New York at 5.3%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $26,750,937,753, 0.38% - 4.75%, 8/15/24 - 2/15/41)	26,750,937,753	26,747,000,000
FICC ACAFB Repo Program at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $906,372,814, 7.50% - 3.63%, 3/31/26 - 5/15/53)	883,130,488	883,000,000
Ficc Citi Gc Repo (GOV) at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $299,924,246, 0.50% - 4.50%, 12/31/24 - 11/15/52)	294,043,365	294,000,000
Ficc Nomura Gc Repo (GOV) at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,499,621,599, 0.00% - 5.53%, 7/9/24 - 7/31/27)	1,470,217,233	1,470,000,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $2,850,300,427, 0.25% - 6.38%, 1/31/25 - 8/15/53)	2,794,412,115	2,794,000,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $9,902,160,001, 0.00% - 4.38%, 6/11/24 - 8/15/41)	9,709,434,627	9,708,000,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $8,252,670,612, 0.38% - 4.13%, 8/31/27 - 7/31/28)	8,090,193,128	8,089,000,000
Goldman Sachs & Co. at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $514,155,920, 3.50%, 1/31/28)	504,074,340	504,000,000
5.33%, dated 4/29/24 due 5/6/24 (Collateralized by U.S. Treasury Obligations valued at $146,923,515, 1.50% - 2.38%, 11/30/28 - 3/31/29)	144,149,240	144,000,000
HSBC Securities, Inc. at 5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $590,169,874, 0.25% - 6.63%, 3/31/25 - 2/15/44)	578,597,909	578,000,000
ING Financial Markets LLC at:
5.32%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $119,357,678, 0.00% - 4.88%, 5/14/24 - 8/15/43)	117,121,030	117,000,000
5.33%, dated:
4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $29,606,337, 0.38% - 4.38%, 4/30/25 - 11/15/29)	29,030,055	29,000,000
4/26/24 due 5/3/24 (Collateralized by U.S. Treasury Obligations valued at $120,449,164, 0.00% - 4.50%, 8/31/24 - 5/15/43)	118,122,294	118,000,000
4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $148,986,116, 0.00%, 7/23/24 - 7/25/24)	146,021,616	146,000,000
J.P. Morgan Securities, LLC at 5.34%, dated 4/25/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $2,935,106,697, 0.00% - 4.25%, 5/15/24 - 5/31/28) (c)(d)(e)	2,889,073,122	2,875,000,000
Lloyds Bank Corp. Markets PLC at 5.33%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $663,645,510, 1.13% - 4.63%, 7/15/26 - 1/31/30)	649,672,616	649,000,000
Lloyds Bank PLC at:
5.39%, dated:
2/20/24 due 5/20/24 (Collateralized by U.S. Treasury Obligations valued at $137,314,290, 2.25% - 4.13%, 2/15/27 - 7/31/28)	134,792,175	133,000,000
2/26/24 due 5/28/24 (Collateralized by U.S. Treasury Obligations valued at $190,230,942, 2.25% - 3.88%, 2/15/27 - 2/15/33)	186,534,498	184,000,000
3/20/24 due 6/20/24 (Collateralized by U.S. Treasury Obligations valued at $246,564,590, 2.25% - 3.88%, 1/31/25 - 12/31/27)	243,305,867	240,000,000
5.4%, dated 2/29/24 due 5/31/24 (Collateralized by U.S. Treasury Obligations valued at $133,999,486, 2.25% - 3.50%, 2/15/27 - 1/31/28)	131,794,000	130,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 5.34%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Treasury Obligations valued at $381,747,689, 0.00% - 4.63%, 5/14/24 - 5/15/43)	376,635,120	372,000,000
Mizuho Bank, Ltd. at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $750,361,547, 4.00%, 2/15/26)	735,108,617	735,000,000
MUFG Securities (Canada), Ltd. at:
5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $150,874,744, 0.38% - 4.63%, 1/15/25 - 11/15/52)	147,914,095	147,000,000
5.34%, dated 3/21/24 due 6/13/24 (Collateralized by U.S. Treasury Obligations valued at $286,638,697, 0.25% - 4.75%, 1/15/25 - 8/15/53)	282,476,340	279,000,000
MUFG Securities EMEA PLC at 5.32%, dated 4/30/24 due:
5/1/24 (Collateralized by U.S. Treasury Obligations valued at $674,152,844, 1.50% - 4.50%, 2/15/25 - 4/15/27)	661,097,681	661,000,000
5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,203,227,656, 0.63% - 4.88%, 9/30/27 - 5/15/32)	1,182,615,667	1,180,000,000
Natixis SA at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $299,484,777, 0.25% - 6.25%, 2/28/25 - 8/15/53)	293,043,218	293,000,000
5.33%, dated 4/29/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $601,313,494, 0.00% - 5.50%, 5/15/24 - 11/15/53)	592,662,598	589,000,000
NatWest Markets Securities, Inc. at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $146,901,753, 1.88% - 5.00%, 9/30/25 - 2/15/32)	144,021,240	144,000,000
5.32%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $737,201,898, 0.25% - 4.63%, 5/15/24 - 8/15/31)	722,746,869	722,000,000
Norinchukin Bank at:
5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $74,471,052, 0.00%, 5/15/32)	73,010,788	73,000,000
5.34%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $285,600,083, 3.38%, 5/15/33)	280,290,733	280,000,000
RBC Dominion Securities at 5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,201,521,280, 0.00% - 6.00%, 7/5/24 - 2/15/53)	1,176,269,232	1,169,000,000
SMBC Nikko Securities America, Inc. at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $598,928,232, 0.00% - 7.50%, 5/28/24 - 2/15/54)	587,086,583	587,000,000
Societe Generale at:
5.32%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $898,407,135, 0.00% - 4.63%, 6/6/24 - 8/15/51)	880,910,311	880,000,000
5.33%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $590,849,167, 1.38% - 3.88%, 11/15/40 - 11/15/51)	576,596,960	576,000,000
Sumitomo Mitsui Trust Bank Ltd. at 5.4%, dated 4/24/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $65,684,279, 1.63% - 4.38%, 8/31/28 - 8/15/29)	64,384,925	64,250,000
TD Securities (U.S.A.) at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $586,586,568, 4.25% - 4.63%, 4/30/29 - 2/28/31)	575,084,813	575,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $80,865,250,000)		80,865,250,000

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $326,472,349,679)	326,472,349,679
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,244,589,356)
NET ASSETS - 100.0%	324,227,760,323

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$50,005,000 due 5/01/24 at 5.31%
Credit Agricole CIB New York Branch	20,537,000
HSBC Securities (USA), Inc.	386,000
ING Financial Markets LLC	13,219,000
JP Morgan Securities LLC	15,863,000
50,005,000
$24,377,717,000 due 5/01/24 at 5.32%
BNY Mellon Capital Markets LLC	407,656,000
Bank of America, N.A.	1,173,048,000
Bank of Nova Scotia	345,802,000
BofA Securities, Inc.	20,172,000
Citigroup Global Markets, Inc.	1,909,657,000
Credit Agricole CIB New York Branch	1,808,385,000
HSBC Securities (USA), Inc.	722,968,000
ING Financial Markets LLC	371,744,000
JP Morgan Securities LLC	3,708,476,000
Mitsubishi UFJ Securities Holdings Ltd	912,371,000
Mizuho Securities USA, Inc.	1,402,007,000
Nomura Securities International	1,711,253,000
RBC Dominion Securities, Inc.	1,955,082,000
Royal Bank of Canada	234,982,000
Societe Generale	92,117,000
Sumitomo Mitsui Banking Corp.	5,604,637,000
Sumitomo Mitsui Banking Corp. NY	1,057,420,000
Wells Fargo Bank National Asso	288,246,000
Wells Fargo Securities LLC	651,694,000
24,377,717,000
Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including repurchase agreements of $136,252,035,700) - See accompanying schedule Unaffiliated issuers (cost $326,472,349,679):		$326,472,349,679
Cash		1,583,000,997
Receivable for fund shares sold		2,128,379,326
Interest receivable		855,807,660
Prepaid expenses		82,127
Receivable from investment adviser for expense reductions		586,484
Other receivables		2,266,081
Total assets		331,042,472,354
Liabilities
Payable for investments purchased	$4,838,978,658
Payable for fund shares redeemed	1,621,430,789
Distributions payable	228,099,343
Accrued management fee	67,474,230
Distribution and service plan fees payable	3,567,268
Other affiliated payables	42,830,710
Other payables and accrued expenses	12,331,033
Total liabilities		6,814,712,031
Net Assets		$324,227,760,323
Net Assets consist of:
Paid in capital		$324,229,273,050
Total accumulated earnings (loss)		(1,512,727)
Net Assets		$324,227,760,323

Net Asset Value and Maximum Offering Price
Capital Reserves Class :
Net Asset Value, offering price and redemption price per share ($4,287,976,957 ÷ 4,286,746,194 shares)		$1.00
Daily Money Class :
Net Asset Value, offering price and redemption price per share ($8,045,974,623 ÷ 8,043,982,444 shares)		$1.00
Advisor M Class :
Net Asset Value, offering price and redemption price per share ($182,080,857 ÷ 182,092,053 shares)		$1.00
Fidelity Government Money Market Fund :
Net Asset Value, offering price and redemption price per share ($297,752,603,388 ÷ 297,749,306,590 shares)		$1.00
Class S :
Net Asset Value, offering price and redemption price per share ($108,216,876 ÷ 108,219,259 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($10,394,157,918 ÷ 10,391,716,950 shares)		$1.00
Class K6 :
Net Asset Value, offering price and redemption price per share ($3,456,749,704 ÷ 3,456,862,021 shares)		$1.00
Statement of Operations
		Year ended April 30, 2024
Investment Income
Interest		$15,760,701,074
Expenses
Management fee	$736,101,954
Transfer agent fees	462,273,091
Distribution and service plan fees	44,019,361
Accounting fees and expenses	6,553,547
Custodian fees and expenses	1,350,167
Independent trustees' fees and expenses	900,229
Registration fees	19,821,580
Audit	70,398
Legal	221,105
Miscellaneous	4,737,348
Total expenses before reductions	1,276,048,780
Expense reductions	(6,002,222)
Total expenses after reductions		1,270,046,558
Net Investment income (loss)		14,490,654,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	214,279
Total net realized gain (loss)		214,279
Net increase in net assets resulting from operations		$14,490,868,795
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,490,654,516	$6,580,471,704
Net realized gain (loss)	214,279	(1,421,339)
Net increase in net assets resulting from operations	14,490,868,795	6,579,050,365
Distributions to shareholders	(14,490,804,385)	(6,580,599,912)

Share transactions - net increase (decrease)	64,318,531,890	8,353,454,402
Total increase (decrease) in net assets	64,318,596,300	8,351,904,855

Net Assets
Beginning of period	259,909,164,023	251,557,259,168
End of period	$324,227,760,323	$259,909,164,023

Financial Highlights
Fidelity® Government Money Market Fund Capital Reserves Class

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.044	.022	- B	- B	.009
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.044	.022	- B	- B	.009
Distributions from net investment income	(.044)	(.022)	- B	- B	(.009)
Total distributions	(.044)	(.022)	- B	- B	(.009)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.49%	2.20%	.01%	.01%	.94%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.96%	.96%	.96%	.96%	.97%
Expenses net of fee waivers, if any	.95%	.92%	.10%	.15%	.89%
Expenses net of all reductions	.95%	.92%	.10%	.15%	.89%
Net investment income (loss)	4.41%	2.18%	.01%	.01%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$4,287,977	$5,294,932	$7,465,539	$7,539,252	$7,470,316

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Government Money Market Fund Daily Money Class

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.047	.024	- B	- B	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.047	.024	- B	- B	.012
Distributions from net investment income	(.047)	(.024)	- B	- B	(.012)
Total distributions	(.047)	(.024)	- B	- B	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.75%	2.43%	.01%	.01%	1.16%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.10%	.15%	.67%
Expenses net of all reductions	.70%	.70%	.10%	.15%	.67%
Net investment income (loss)	4.66%	2.40%	.01%	.01%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$8,045,975	$7,151,812	$7,389,338	$7,356,206	$7,835,091

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Government Money Market Fund Advisor M Class

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.047	.024	- B	- B	.012
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.047	.024	- B	- B	.012
Distributions from net investment income	(.047)	(.024)	- B	- B	(.012)
Total distributions	(.047)	(.024)	- B	- B	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.75%	2.43%	.01%	.01%	1.17%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.10%	.15%	.65%
Expenses net of all reductions	.70%	.70%	.10%	.15%	.64%
Net investment income (loss)	4.66%	2.40%	.01%	.01%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$182,081	$172,227	$148,512	$124,205	$126,269

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Government Money Market Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.027	- B	- B	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.049	.027	- B	- B	.014
Distributions from net investment income	(.049)	(.027)	- B	- B	(.014)
Total distributions	(.049)	(.027)	- B	- B	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.05%	2.72%	.01%	.01%	1.42%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.10%	.15%	.42%
Expenses net of all reductions	.42%	.42%	.10%	.15%	.42%
Net investment income (loss)	4.94%	2.68%	.01%	.01%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$297,752,603	$236,784,703	$230,027,515	$200,115,905	$165,823,962

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Fidelity® Government Money Market Fund Class S

Years ended April 30,	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.049	.027	- C
Net realized and unrealized gain (loss) C	-	-	-
Total from investment operations	.049	.027	- C
Distributions from net investment income	(.049)	(.027)	- C
Total distributions	(.049)	(.027)	- C
Net asset value, end of period	$1.00	$1.00	$1.00
Total Return D,E	5.05%	2.72%	-% F
Ratios to Average Net Assets B,G,H
Expenses before reductions	.46%	.46%	.46% I
Expenses net of fee waivers, if any	.42%	.42%	.14% I
Expenses net of all reductions	.42%	.42%	.14% I
Net investment income (loss)	4.94%	2.68%	.01% I
Supplemental Data
Net assets, end of period (000 omitted)	$108,217	$116,643	$100

AFor the period December 2, 2021 (commencement of sale of shares) through April 30, 2022.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FAmount represents less than .005%.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

Fidelity® Government Money Market Fund Premium Class

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.050	.028	- B	- B	.015
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.050	.028	- B	- B	.015
Distributions from net investment income	(.050)	(.028)	- B	- B	(.015)
Total distributions	(.050)	(.028)	- B	- B	(.015)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.15%	2.82%	.01%	.01%	1.52%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.37%
Expenses net of fee waivers, if any	.32%	.32%	.09%	.15%	.32%
Expenses net of all reductions	.32%	.32%	.09%	.15%	.32%
Net investment income (loss)	5.04%	2.78%	.01%	-% F	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$10,394,158	$7,609,041	$4,352,205	$4,713,643	$5,726,124

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

Fidelity® Government Money Market Fund Class K6

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.051	.029	- B	- B	.016
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.051	.029	- B	- B	.016
Distributions from net investment income	(.051)	(.029)	- B	- B	(.016)
Total distributions	(.051)	(.029)	- B	- B	(.016)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.22%	2.89%	.02%	.01%	1.59%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.27%	.27%	.27%	.27%	.28%
Expenses net of fee waivers, if any	.25%	.25%	.09%	.14%	.25%
Expenses net of all reductions	.25%	.25%	.09%	.14%	.25%
Net investment income (loss)	5.11%	2.85%	.02%	.01%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$3,456,750	$2,779,806	$2,174,050	$1,660,582	$1,313,087

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Capital Reserves Class, Daily Money Class, Advisor M Class, Fidelity Government Money Market Fund, Class S, Premium Class and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class S shares are offered only to the Fidelity FDIC-Insured Deposit Sweep Program.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Government Money Market Fund	$2,266,074

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$326,472,349,679

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$-
Capital loss carryforward	$(1,346,826)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(51,039)
Long-term	(1,295,787)
Total capital loss carryforward	$(1,346,826)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$14,490,804,385	$ 6,580,599,912

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the expense contract, total expenses of Fidelity Government Money Market Fund are limited to an annual rate of .42% of the class' average net assets, with certain exceptions.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Capital Reserves Class	.25%	.25%	23,868,080	3,523,744
Daily Money Class	- %	.25%	19,700,245	1,206,952
Advisor M Class	- %	.25%	451,036	6,782
			44,019,361	4,737,478

Sales Load. FDC receives the proceeds of contingent deferred sales charges for Daily Money Class shares purchased by exchange from Class A or Class M shares of a Fidelity fund that were subject to these charges. In addition, FDC receives deferred sales charges for Advisor M Class shares purchased by exchange from Class M shares of a Fidelity fund that were subject to these charges.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Daily Money Class	3,344
Advisor M Class	1,292

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of class-level average net assets, with the exception of Premium Class and Class K6 which pays .10% and .01% of class-level average net assets, respectively.

Under the expense contract, Fidelity Government Money Market Fund will pay a portion of the transfer agent fee at an annual rate of up to .17% of class-level average net assets.

For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Capital Reserves Class	9,547,232.20
Daily Money Class	15,760,196.20
Advisor M Class	360,829.20
Fidelity Government Money Market Fund	426,966,546.16
Class S	203,829.20
Premium Class	9,132,610.10
Class K6	301,849.01
	462,273,091

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Government Money Market Fund	-A

A Amount represents less than .005%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)	Expiration Date
Capital Reserves Class	.95%	537,844	August 31, 2025
Daily Money Class	.70%	919,315	August 31, 2025
Advisor M Class	.70%	20,670	August 31, 2025
Class S	.42%	42,555	August 31, 2025
Premium Class	.32%	3,781,410	August 31, 2025
Class K6	.25%	642,671	August 31, 2025
		5,944,465

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $56,636. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)
Capital Reserves Class	178
Daily Money Class	886
Fidelity Government Money Market Fund	57
1,121
5. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended April 30, 2024	Year ended April 30, 2023
Fidelity Government Money Market Fund
Distributions to shareholders
Capital Reserves Class	$209,843,505	$132,294,501
Daily Money Class	366,564,610	173,911,146
Advisor M Class	8,397,734	4,026,868
Fidelity Government Money Market Fund	13,287,220,583	6,032,133,212
Class S	5,001,869	3,127,896
Premium Class	459,759,370	161,984,763
Class K6	154,016,714	73,121,526
Total	$14,490,804,385	$6,580,599,912
6. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:
	Shares	Shares	Dollars	Dollars
	Year ended April 30, 2024	Year ended April 30, 2023	Year ended April 30, 2024	Year ended April 30, 2023
Fidelity Government Money Market Fund
Capital Reserves Class
Shares sold	21,707,243,721	24,726,485,347	$21,707,243,721	$24,726,485,347
Reinvestment of distributions	131,813,617	82,299,780	131,813,617	82,299,780
Shares redeemed	(22,845,751,626)	(26,978,689,833)	(22,845,751,626)	(26,978,689,833)
Net increase (decrease)	(1,006,694,288)	(2,169,904,706)	$(1,006,694,288)	$(2,169,904,706)
Daily Money Class
Shares sold	34,050,419,077	29,426,737,018	$34,050,419,077	$29,426,737,018
Reinvestment of distributions	255,581,510	124,369,442	255,581,510	124,369,442
Shares redeemed	(33,412,039,933)	(29,788,519,287)	(33,412,040,121)	(29,788,519,287)
Net increase (decrease)	893,960,654	(237,412,827)	$893,960,466	$(237,412,827)
Advisor M Class
Shares sold	143,344,974	146,781,874	$143,345,959	$146,781,874
Reinvestment of distributions	8,228,491	3,948,140	8,228,491	3,948,140
Shares redeemed	(141,713,043)	(127,013,170)	(141,713,043)	(127,013,170)
Net increase (decrease)	9,860,422	23,716,844	$9,861,407	$23,716,844
Fidelity Government Money Market Fund
Shares sold	1,046,777,546,057	747,228,976,266	$1,046,778,115,923	$747,228,976,259
Reinvestment of distributions	10,815,222,326	4,973,485,810	10,815,222,326	4,973,485,810
Shares redeemed	(996,625,006,960)	(745,443,820,532)	(996,625,006,952)	(745,443,820,524)
Net increase (decrease)	60,967,761,423	6,758,641,544	$60,968,331,297	$6,758,641,545
Class S
Shares sold	994,000,974	1,009,671,977	$994,000,974	$1,009,671,977
Reinvestment of distributions	4,374,189	2,753,148	4,374,189	2,753,148
Shares redeemed	(1,006,799,845)	(895,881,428)	(1,006,799,845)	(895,881,428)
Net increase (decrease)	(8,424,682)	116,543,697	$(8,424,682)	$116,543,697
Premium Class
Shares sold	12,157,555,622	7,637,912,164	$12,157,555,621	$7,637,912,162
Reinvestment of distributions	405,047,867	147,283,681	405,047,867	147,283,681
Shares redeemed	(9,778,099,109)	(4,529,107,357)	(9,778,099,109)	(4,529,107,803)
Net increase (decrease)	2,784,504,380	3,256,088,488	$2,784,504,379	$3,256,088,040
Class K6
Shares sold	2,419,758,703	2,269,895,570	$2,419,758,703	$2,269,895,570
Reinvestment of distributions	153,994,759	73,121,526	153,994,759	73,121,526
Shares redeemed	(1,896,760,151)	(1,737,235,287)	(1,896,760,151)	(1,737,235,287)
Net increase (decrease)	676,993,311	605,781,809	$676,993,311	$605,781,809
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2024, the related statement of operations for the year ended April 30, 2024, the statement of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024
Fidelity® Government Money Market Fund
Capital Reserves Class	.95%
Actual		$ 1,000	$ 1,022.40	$ 4.78
Hypothetical-B		$ 1,000	$ 1,020.14	$ 4.77
Daily Money Class	.70%
Actual		$ 1,000	$ 1,023.70	$ 3.52
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52
Advisor M Class	.70%
Actual		$ 1,000	$ 1,023.60	$ 3.52
Hypothetical-B		$ 1,000	$ 1,021.38	$ 3.52
Fidelity® Government Money Market Fund	.42%
Actual		$ 1,000	$ 1,025.10	$ 2.11
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.11
Class S	.42%
Actual		$ 1,000	$ 1,025.10	$ 2.11
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.11
Premium Class	.32%
Actual		$ 1,000	$ 1,025.60	$ 1.61
Hypothetical-B		$ 1,000	$ 1,023.27	$ 1.61
Class K6	.25%
Actual		$ 1,000	$ 1,025.90	$ 1.26
Hypothetical-B		$ 1,000	$ 1,023.62	$ 1.26

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 49.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $11,747,652,812 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $14,490,804,385 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Government Money Market Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.78	94.38
Withheld	20,121,891,677.96	5.62
TOTAL	358,061,387,980.74	100.00
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.13	94.19
Withheld	20,799,631,375.61	5.81
TOTAL	358,061,387,980.74	100.00
Christine J. Thompson
Affirmative	337,756,507,971.92	94.33
Withheld	20,304,880,008.82	5.67
TOTAL	358,061,387,980.74	100.00
Elizabeth S. Acton
Affirmative	336,673,811,160.64	94.03
Withheld	21,387,576,820.10	5.97
TOTAL	358,061,387,980.74	100.00
Laura M. Bishop
Affirmative	336,705,559,027.45	94.04
Withheld	21,355,828,953.28	5.96
TOTAL	358,061,387,980.73	100.00
Ann E. Dunwoody
Affirmative	336,791,135,924.56	94.06
Withheld	21,270,252,056.18	5.94
TOTAL	358,061,387,980.74	100.00
John Engler
Affirmative	336,187,619,932.53	93.89
Withheld	21,873,768,048.21	6.11
TOTAL	358,061,387,980.74	100.00
Robert F. Gartland
Affirmative	337,535,127,127.93	94.27
Withheld	20,526,260,852.81	5.73
TOTAL	358,061,387,980.74	100.00
Robert W. Helm
Affirmative	337,290,460,580.82	94.20
Withheld	20,770,927,399.92	5.80
TOTAL	358,061,387,980.74	100.00
Arthur E. Johnson
Affirmative	336,917,974,849.29	94.10
Withheld	21,143,413,131.45	5.90
TOTAL	358,061,387,980.74	100.00
Michael E. Kenneally
Affirmative	337,417,190,479.84	94.24
Withheld	20,644,197,500.90	5.76
TOTAL	358,061,387,980.74	100.00
Mark A. Murray
Affirmative	337,795,870,420.82	94.34
Withheld	20,265,517,559.92	5.66
TOTAL	358,061,387,980.74	100.00
Carol J. Zierhoffer
Affirmative	337,084,951,395.91	94.14
Withheld	20,976,436,584.83	5.86
TOTAL	358,061,387,980.74	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.703529.126
SPU-ANN-0624
Fidelity® Treasury Only Money Market Fund

Annual Report
April 30, 2024

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance April 30, 2024 (Unaudited)
Current 7-Day Yields

Fidelity® Treasury Only Money Market Fund	4.94%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	12.6
8 - 30	40.4
31 - 60	24.3
61 - 90	9.1
91 - 180	13.0
> 180	0.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.2)%

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
U.S. Treasury Debt - 100.2%
	Yield (%)(a)	Principal Amount (b) (000s)	Value ($) (000s)
U.S. Treasury Obligations - 100.2%
U.S. Treasury Bills
5/2/24 to 10/31/24	5.10 to 5.41	5,085,611	5,051,288
U.S. Treasury Notes
7/31/24 to 4/30/26 (c)(d)	5.36 to 5.57	306,560	306,642

TOTAL U.S. TREASURY DEBT (Cost $5,357,930)			5,357,930

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $5,357,930)	5,357,930
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(8,472)
NET ASSETS - 100.0%	5,349,458

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		April 30, 2024

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $5,357,930):		$5,357,930
Cash		175,767
Receivable for fund shares sold		31,496
Interest receivable		46
Total assets		5,565,239
Liabilities
Payable for investments purchased	$183,160
Payable for fund shares redeemed	27,569
Distributions payable	3,206
Accrued management fee	1,846
Total liabilities		215,781
Net Assets		$5,349,458
Net Assets consist of:
Paid in capital		$5,349,501
Total accumulated earnings (loss)		(43)
Net Assets		$5,349,458
Net Asset Value, offering price and redemption price per share ($5,349,458 ÷ 5,348,719 shares)		$1.00
Statement of Operations
Amounts in thousands		Year ended April 30, 2024
Investment Income
Interest		$233,762
Expenses
Management fee	$18,579
Independent trustees' fees and expenses	13
Total expenses		18,592
Net Investment income (loss)		215,170
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(51)
Total net realized gain (loss)		(51)
Net increase in net assets resulting from operations		$215,119
Statement of Changes in Net Assets

Amount in thousands	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$215,170	$84,468
Net realized gain (loss)	(51)	25
Net increase in net assets resulting from operations	215,119	84,493
Distributions to shareholders	(215,166)	(84,477)

Share transactions
Proceeds from sales of shares	6,230,313	3,538,536
Reinvestment of distributions	181,587	75,134
Cost of shares redeemed	(5,209,360)	(2,866,760)

Net increase (decrease) in net assets and shares resulting from share transactions	1,202,540	746,910
Total increase (decrease) in net assets	1,202,493	746,926

Net Assets
Beginning of period	4,146,965	3,400,039
End of period	$5,349,458	$4,146,965

Other Information
Shares
Sold	6,230,313	3,538,536
Issued in reinvestment of distributions	181,587	75,134
Redeemed	(5,209,360)	(2,866,760)
Net increase (decrease)	1,202,540	746,910

Financial Highlights
Fidelity® Treasury Only Money Market Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.049	.026	- B	- B	.014
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.049	.026	- B	- B	.014
Distributions from net investment income	(.049)	(.026)	- B	- B	(.014)
Distributions from net realized gain	-	-	- B	-	-
Total distributions	(.049)	(.026)	- B	- B	(.014)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.96%	2.62%	.01%	.01%	1.39%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.42%	.11%	.15%	.42%
Expenses net of all reductions	.42%	.42%	.11%	.15%	.42%
Net investment income (loss)	4.87%	2.60%	.01%	.01%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$5,349	$4,147	$3,400	$3,804	$5,045

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

Notes to Financial Statements
For the period ended April 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Treasury Only Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds.  The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income.  The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$5,357,930

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14
Capital loss carryforward	$(56)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(56)
Long-term	(-)
Total capital loss carryforward	$(56)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$215,166	$84,477

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Fund's financial statements and related disclosures.

3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
4. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
5. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Treasury Only Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Treasury Only Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2024, the related statement of operations for the year ended April 30, 2024, the statement of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2024 and the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Treasury Only Money Market Fund	.42%
Actual		$ 1,000	$ 1,025.00	$ 2.11
Hypothetical-B		$ 1,000	$ 1,022.77	$ 2.11

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 91.88% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $178,724,924 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $215,165,512 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Treasury Only Money Market Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.78	94.38
Withheld	20,121,891,677.96	5.62
TOTAL	358,061,387,980.74	100.00
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.13	94.19
Withheld	20,799,631,375.61	5.81
TOTAL	358,061,387,980.74	100.00
Christine J. Thompson
Affirmative	337,756,507,971.92	94.33
Withheld	20,304,880,008.82	5.67
TOTAL	358,061,387,980.74	100.00
Elizabeth S. Acton
Affirmative	336,673,811,160.64	94.03
Withheld	21,387,576,820.10	5.97
TOTAL	358,061,387,980.74	100.00
Laura M. Bishop
Affirmative	336,705,559,027.45	94.04
Withheld	21,355,828,953.28	5.96
TOTAL	358,061,387,980.73	100.00
Ann E. Dunwoody
Affirmative	336,791,135,924.56	94.06
Withheld	21,270,252,056.18	5.94
TOTAL	358,061,387,980.74	100.00
John Engler
Affirmative	336,187,619,932.53	93.89
Withheld	21,873,768,048.21	6.11
TOTAL	358,061,387,980.74	100.00
Robert F. Gartland
Affirmative	337,535,127,127.93	94.27
Withheld	20,526,260,852.81	5.73
TOTAL	358,061,387,980.74	100.00
Robert W. Helm
Affirmative	337,290,460,580.82	94.20
Withheld	20,770,927,399.92	5.80
TOTAL	358,061,387,980.74	100.00
Arthur E. Johnson
Affirmative	336,917,974,849.29	94.10
Withheld	21,143,413,131.45	5.90
TOTAL	358,061,387,980.74	100.00
Michael E. Kenneally
Affirmative	337,417,190,479.84	94.24
Withheld	20,644,197,500.90	5.76
TOTAL	358,061,387,980.74	100.00
Mark A. Murray
Affirmative	337,795,870,420.82	94.34
Withheld	20,265,517,559.92	5.66
TOTAL	358,061,387,980.74	100.00
Carol J. Zierhoffer
Affirmative	337,084,951,395.91	94.14
Withheld	20,976,436,584.83	5.86
TOTAL	358,061,387,980.74	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.703531.126
TMM-ANN-0624
Fidelity Flex® Funds

Fidelity Flex® Government Money Market Fund

Annual Report
April 30, 2024

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance April 30, 2024 (Unaudited)
Current 7-Day Yields

Fidelity Flex® Government Money Market Fund	5.39%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	62.5
8 - 30	10.2
31 - 60	8.0
61 - 90	7.1
91 - 180	10.8
> 180	1.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
U.S. Treasury Debt - 35.1%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 35.1%
U.S. Treasury Bills
5/2/24 to 10/31/24	5.16 to 5.37	47,100,000	46,643,156
U.S. Treasury Notes
5/15/24 to 10/31/24 (c)	5.33 to 5.47	1,500,000	1,498,175

TOTAL U.S. TREASURY DEBT (Cost $48,141,331)			48,141,331

U.S. Government Agency Debt - 30.4%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Federal Agencies - 30.4%
Federal Farm Credit Bank
2/2/26 (c)(d)	0.00	500,000	500,000
5/2/24 to 1/23/26 (c)(d)	5.37 to 5.50	9,095,000	9,096,311
Federal Home Loan Bank
12/5/24 (c)(d)	0.00	1,000,000	1,000,000
5/1/24 to 11/12/25 (c)	5.00 to 5.51	31,180,000	31,136,682

TOTAL U.S. GOVERNMENT AGENCY DEBT (Cost $41,732,993)			41,732,993

U.S. Government Agency Repurchase Agreement - 14.7%
	Maturity Amount ($)	Value ($)
In a joint trading account at 5.32% dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations) #	6,081,899	6,081,000
With:
ABN AMRO Bank NV at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,023,866, 0.38% - 2.25%, 11/30/25 - 8/15/49)	1,000,148	1,000,000
Bank of America NA at 5.41%, dated 1/5/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $1,037,934, 2.00%, 1/1/51)	1,018,334	1,000,000
BMO Harris Bank NA at 5.33%, dated 4/16/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $1,022,265, 3.00%, 2/20/47)	1,003,998	1,000,000
BNP Paribas, SA at 5.35%, dated:
3/11/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $1,030,832, 0.00% - 7.00%, 1/31/25 - 9/20/63) (c)(d)(e)	1,015,753	1,000,000
3/13/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $1,027,806, 0.00% - 5.57%, 1/31/26 - 10/1/53) (c)(d)(e)	1,015,604	1,000,000
Citigroup Global Capital Markets, Inc. at 5.37%, dated 4/17/24 due 6/17/24 (Collateralized by U.S. Government Obligations valued at $1,022,187, 0.50% - 6.23%, 4/30/27 - 8/15/66)	1,009,099	1,000,000
Ficc Mississippi Gc Repo (GOV) at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $1,020,153, 1.00% - 8.00%, 6/1/25 - 6/1/62)	1,000,148	1,000,000
FICC State Street GC (Gov. Repo) at 5.33%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $1,030,352, 2.00% - 6.00%, 11/1/47 - 9/1/53)	1,000,148	1,000,000
Goldman Sachs & Co. at:
5.33%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $1,021,057, 3.50%, 9/1/47)	1,001,036	1,000,000
5.34%, dated:
4/29/24 due 5/6/24 (Collateralized by U.S. Government Obligations valued at $1,020,303, 3.50%, 3/20/51)	1,001,038	1,000,000
4/30/24 due 5/7/24 (Collateralized by U.S. Government Obligations valued at $1,020,151, 2.00% - 5.00%, 7/1/30 - 7/1/51)	1,001,038	1,000,000
RBC Dominion Securities at 5.33%, dated 4/24/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $1,021,102, 0.75% - 6.50%, 10/15/28 - 10/20/53)	1,001,036	1,000,000
TD Securities (U.S.A.) at 5.33%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Government Obligations valued at $1,020,152, 5.00%, 4/20/54)	1,000,148	1,000,000
Wells Fargo Securities, LLC at 5.39%, dated 3/15/24 due 6/13/24 (Collateralized by U.S. Government Obligations valued at $1,037,248, 2.79% - 2.94%, 4/25/25 - 6/25/25)	1,013,475	1,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $20,081,000)		20,081,000

U.S. Treasury Repurchase Agreement - 18.9%
	Maturity Amount ($)	Value ($)
With:
Barclays Bank PLC at:
5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,174, 2.75%, 2/15/28)	1,000,148	1,000,000
5.33%, dated 3/21/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,026,254, 2.75%, 2/15/28)	1,006,218	1,000,000
BNP Paribas, SA at:
5.35%, dated:
3/8/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,028,220, 0.25% - 5.57%, 1/31/25 - 8/15/51) (c)(d)(e)	1,016,050	1,000,000
3/11/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,028,223, 0.00% - 6.75%, 9/5/24 - 5/15/53) (c)(d)(e)	1,015,753	1,000,000
5.36%, dated:
2/14/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,031,744, 2.63% - 5.53%, 7/31/24 - 2/15/44) (c)(d)(e)	1,018,016	1,000,000
2/16/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,031,379, 0.00% - 5.57%, 6/13/24 - 2/15/49) (c)(d)(e)	1,018,164	1,000,000
BofA Securities, Inc. at 5.33%, dated 2/5/24 due 5/6/24 (Collateralized by U.S. Treasury Obligations valued at $1,033,067, 0.00% - 1.50%, 5/2/24 - 10/31/25)	1,013,473	1,000,000
CIBC Bank U.S.A. at 5.32%, dated 4/15/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,022,553, 0.38% - 4.75%, 7/31/24 - 11/15/53)	1,004,433	1,000,000
Ficc Nomura Gc Repo (GOV) at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,246, 0.00%, 5/30/24)	1,000,148	1,000,000
Fixed Income Clearing Corp. - BNP at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,190, 0.00% - 5.45%, 8/27/24 - 7/31/28)	1,000,148	1,000,000
Fixed Income Clearing Corp. - BNYM at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $4,080,032, 3.63%, 5/31/28)	4,000,591	4,000,000
Fixed Income Clearing Corp. - SSB at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $3,061,258, 0.63%, 8/15/30)	3,000,443	3,000,000
ING Financial Markets LLC at 5.33%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,772, 0.00%, 9/5/24)	1,000,148	1,000,000
Lloyds Bank Corp. Markets PLC at 5.33%, dated 4/25/24 due 5/2/24 (Collateralized by U.S. Treasury Obligations valued at $1,021,403, 1.38% - 4.63%, 9/15/26 - 10/31/28)	1,001,036	1,000,000
Lloyds Bank PLC at 5.39%, dated 3/20/24 due 6/20/24 (Collateralized by U.S. Treasury Obligations valued at $1,027,835, 2.25% - 3.88%, 2/15/27 - 12/31/27)	1,013,774	1,000,000
Mizuho Bank, Ltd. at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,943, 1.63%, 5/15/31)	1,000,148	1,000,000
MUFG Securities EMEA PLC at 5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,019,748, 0.38%, 12/31/25)	1,000,148	1,000,000
Norinchukin Bank at:
5.32%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,158, 1.25%, 8/15/31)	1,000,148	1,000,000
5.34%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,020,038, 1.88%, 2/15/32)	1,001,038	1,000,000
Societe Generale at 5.33%, dated 4/30/24 due 5/7/24 (Collateralized by U.S. Treasury Obligations valued at $1,030,166, 2.38%, 5/15/51)	1,001,036	1,000,000
TD Securities (U.S.A.) at 5.31%, dated 4/30/24 due 5/1/24 (Collateralized by U.S. Treasury Obligations valued at $976,299, 2.75% - 4.00%, 8/31/25 - 1/31/31)	957,141	957,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT (Cost $25,957,000)		25,957,000

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $135,912,324)	135,912,324
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,273,316
NET ASSETS - 100.0%	137,185,640

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$6,081,000 due 5/01/24 at 5.32%
BNY Mellon Capital Markets LLC	154,000
Bank of America, N.A.	443,000
Citigroup Global Markets, Inc.	308,000
Credit Agricole CIB New York Branch	62,000
HSBC Securities (USA), Inc.	55,000
ING Financial Markets LLC	74,000
JP Morgan Securities LLC	677,000
Mitsubishi UFJ Securities Holdings Ltd	345,000
Mizuho Securities USA, Inc.	530,000
Nomura Securities International	554,000
RBC Dominion Securities, Inc.	738,000
Sumitomo Mitsui Banking Corp.	1,895,000
Wells Fargo Securities LLC	246,000
6,081,000
Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including repurchase agreements of $46,038,000) - See accompanying schedule Unaffiliated issuers (cost $135,912,324):		$135,912,324
Cash		1,000,845
Receivable for fund shares sold		10,538,971
Interest receivable		390,895
Total assets		147,843,035
Liabilities
Payable for investments purchased	$2,871,396
Payable for fund shares redeemed	7,597,768
Distributions payable	188,231
Total liabilities		10,657,395
Net Assets		$137,185,640
Net Assets consist of:
Paid in capital		$137,193,638
Total accumulated earnings (loss)		(7,998)
Net Assets		$137,185,640
Net Asset Value, offering price and redemption price per share ($137,185,640 ÷ 137,189,720 shares)		$1.00
Statement of Operations
		Year ended April 30, 2024
Investment Income
Interest		$6,183,471
Expenses
Independent trustees' fees and expenses	$353
Proxy	137,390
Total expenses before reductions	137,743
Expense reductions	(133,934)
Total expenses after reductions		3,809
Net Investment income (loss)		6,179,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	33
Total net realized gain (loss)		33
Net increase in net assets resulting from operations		$6,179,695
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,179,662	$2,929,504
Net realized gain (loss)	33	(151)
Net increase in net assets resulting from operations	6,179,695	2,929,353
Distributions to shareholders	(6,188,823)	(2,928,222)

Share transactions
Proceeds from sales of shares	5,108,978,900	3,537,387,735
Reinvestment of distributions	4,117,371	1,972,006
Cost of shares redeemed	(5,076,089,731)	(3,555,577,849)

Net increase (decrease) in net assets and shares resulting from share transactions	37,006,540	(16,218,108)
Total increase (decrease) in net assets	36,997,412	(16,216,977)

Net Assets
Beginning of period	100,188,228	116,405,205
End of period	$137,185,640	$100,188,228

Other Information
Shares
Sold	5,108,978,900	3,537,387,735
Issued in reinvestment of distributions	4,117,371	1,972,006
Redeemed	(5,076,089,731)	(3,555,577,849)
Net increase (decrease)	37,006,540	(16,218,108)

Financial Highlights
Fidelity Flex® Government Money Market Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.054	.031	.001	.002	.018
Net realized and unrealized gain (loss)	- B	- B	- B	(.001)	- B
Total from investment operations	.054	.031	.001	.001	.018
Distributions from net investment income	(.054)	(.031)	(.001)	(.001)	(.018)
Total distributions	(.054)	(.031)	(.001)	(.001)	(.018)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	5.49%	3.17%	.10%	.15%	1.81%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.12%	-% F	-% F	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	5.36%	3.15%	.10%	.14%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$137,186	$100,188	$116,405	$98,979	$50,942

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BAmount represents less than $.0005 per share.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Flex Government Money Market Fund (the Fund) is a fund of Fidelity Hereford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$135,912,324

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$-
Undistributed ordinary income	$-
Capital loss carryforward	$(119)
Net unrealized appreciation (depreciation) on securities and other investments	$-

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$-
Long-term	(119)
Total capital loss carryforward	$(119)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$6,188,823	$2,928,222

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

New Rule Issuance. In July 2023, the Securities and Exchange Commission issued a Final Rule relative to Money Market Reform. Among other things, the Final Rule includes amendments for: (1) Removal of redemption gates except for liquidations; (2) Required liquidity fees for institutional prime and institutional tax-exempt money market funds; (3) Discretionary liquidity fees for non-government money market funds; (4) Higher liquidity requirements; and (5) Changes to reporting requirements for Form N-MFP and Form N-CR. The Final Rule imposes different implementation dates for the amendments through October 2, 2024. Management has evaluated the amendments and does not expect them to have a material impact to the Fund's financial statements and related disclosures.
3. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
4. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2025. During the period this reimbursement reduced the Fund's expenses as follows:

Reimbursement ($)
Fidelity Flex Government Money Market Fund	133,934
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Hereford Street Trust and Shareholders of Fidelity Flex Government Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Flex Government Money Market Fund (one of the funds constituting Fidelity Hereford Street Trust, referred to hereafter as the "Fund") as of April 30, 2024, the related statement of operations for the year ended April 30, 2024, the statement of changes in net assets for each of the two years in the period ended April 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2024 and the financial highlights for each of the five years in the period ended April 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
June 12, 2024
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 314 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity Flex® Government Money Market Fund	-%-D
Actual		$ 1,000	$ 1,027.30	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 50.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,577,863 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $6,188,823 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts
Fidelity Flex Government Money Market Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	337,939,496,302.78	94.38
Withheld	20,121,891,677.96	5.62
TOTAL	358,061,387,980.74	100.00
Jennifer Toolin McAuliffe
Affirmative	337,261,756,605.13	94.19
Withheld	20,799,631,375.61	5.81
TOTAL	358,061,387,980.74	100.00
Christine J. Thompson
Affirmative	337,756,507,971.92	94.33
Withheld	20,304,880,008.82	5.67
TOTAL	358,061,387,980.74	100.00
Elizabeth S. Acton
Affirmative	336,673,811,160.64	94.03
Withheld	21,387,576,820.10	5.97
TOTAL	358,061,387,980.74	100.00
Laura M. Bishop
Affirmative	336,705,559,027.45	94.04
Withheld	21,355,828,953.28	5.96
TOTAL	358,061,387,980.73	100.00
Ann E. Dunwoody
Affirmative	336,791,135,924.56	94.06
Withheld	21,270,252,056.18	5.94
TOTAL	358,061,387,980.74	100.00
John Engler
Affirmative	336,187,619,932.53	93.89
Withheld	21,873,768,048.21	6.11
TOTAL	358,061,387,980.74	100.00
Robert F. Gartland
Affirmative	337,535,127,127.93	94.27
Withheld	20,526,260,852.81	5.73
TOTAL	358,061,387,980.74	100.00
Robert W. Helm
Affirmative	337,290,460,580.82	94.20
Withheld	20,770,927,399.92	5.80
TOTAL	358,061,387,980.74	100.00
Arthur E. Johnson
Affirmative	336,917,974,849.29	94.10
Withheld	21,143,413,131.45	5.90
TOTAL	358,061,387,980.74	100.00
Michael E. Kenneally
Affirmative	337,417,190,479.84	94.24
Withheld	20,644,197,500.90	5.76
TOTAL	358,061,387,980.74	100.00
Mark A. Murray
Affirmative	337,795,870,420.82	94.34
Withheld	20,265,517,559.92	5.66
TOTAL	358,061,387,980.74	100.00
Carol J. Zierhoffer
Affirmative	337,084,951,395.91	94.14
Withheld	20,976,436,584.83	5.86
TOTAL	358,061,387,980.74	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9881599.107
ZGY-ANN-0624

Item 2.

Code of Ethics

As of the end of the period, April 30, 2024, Fidelity Hereford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series Treasury Bill Index Fund (the “Fund”):

Services Billed by Deloitte Entities

April 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Treasury Bill Index Fund	$36,500	$-	$7,900	$900

April 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Treasury Bill Index Fund	$36,600	$-	$7,900	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Flex Government Money Market Fund, Fidelity Government Money Market Fund, Fidelity Money Market Fund, and Fidelity Treasury Only Money Market Fund (the “Funds”):

Services Billed by PwC

April 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$40,300	$3,100	$2,100	$1,300
Fidelity Government Money Market Fund	$55,000	$3,300	$2,100	$1,400
Fidelity Money Market Fund	$42,500	$3,000	$2,100	$1,300
Fidelity Treasury Only Money Market Fund	$37,500	$2,900	$2,100	$1,200

April 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Government Money Market Fund	$40,500	$3,000	$2,100	$1,300
Fidelity Government Money Market Fund	$46,900	$3,200	$2,100	$1,400
Fidelity Money Market Fund	$39,900	$2,900	$2,100	$1,300
Fidelity Treasury Only Money Market Fund	$37,500	$2,800	$2,100	$1,200

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2024A	April 30, 2023A
Audit-Related Fees	$75,000	$80,000
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.

Services Billed by PwC

	April 30, 2024A	April 30, 2023A
Audit-Related Fees	$9,367,800	$8,604,200
Tax Fees	$61,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2024A	April 30, 2023A
Deloitte Entities	$5,043,300	$2,056,800
PwC	$14,939,400	$14,283,300

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024